Consolidated Schedule of Investments (Parenthetical) - USD ($)		3 Months Ended	12 Months Ended
		Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
% of Net Assets			195.73%	146.34%
% of total assets			95.00%	95.00%
Non-controlled/non-affiliate company investments			$ 11,549,149,400	$ 2,577,558,100	[1],[2],[3]
Total net unfunded revolving loan commitments			5,572,000	4,008,000
Net unrealized gain (loss) for federal tax purposes			67,110,000	20,774,000
Tax cost basis			11,485,299,000	2,556,784,000
Gross unrealized appreciation			194,093,000	24,276,000
Gross unrealized depreciation			126,983,000	3,502,000
Investment, Identifier [Axis]: 22 HoldCo Limited
Total loan commitments				4,179,100
Less: funded commitments				0
Total net unfunded revolving loan commitments				4,179,100
Less: commitments substantially at discretion of the Fund				0
Less: unavailable commitments due to borrowing base or other covenant restrictions				0
Total net unfunded revolving and delayed draw term loan commitments				4,179,100
Investment, Identifier [Axis]: 22 HoldCo Limited, Senior subordinated loan
Non-controlled/non-affiliate company investments			21,591,200	14,097,200
Investment, Identifier [Axis]: 3 Step Sports LLC
Total loan commitments			13,584,900
Less: funded commitments			0
Total net unfunded revolving loan commitments			13,584,900
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			13,584,900
Investment, Identifier [Axis]: 3 Step Sports LLC and 3 Step Holdings, LLC
Total loan commitments				13,584,900
Less: funded commitments				(526,300)
Total net unfunded revolving loan commitments				13,058,600
Less: commitments substantially at discretion of the Fund				0
Less: unavailable commitments due to borrowing base or other covenant restrictions				0
Total net unfunded revolving and delayed draw term loan commitments				13,058,600
Investment, Identifier [Axis]: 3 Step Sports LLC and 3 Step Holdings, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments				15,299,300
Investment, Identifier [Axis]: 3 Step Sports LLC and 3 Step Holdings, LLC, First lien senior secured revolving loan
Non-controlled/non-affiliate company investments				442,100
Investment, Identifier [Axis]: 3 Step Sports LLC and 3 Step Holdings, LLC, Series D preferred units
Non-controlled/non-affiliate company investments				4,400,000
Investment, Identifier [Axis]: 3 Step Sports LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			14,875,000
Investment, Identifier [Axis]: 760203 N.B. LTD.
Total loan commitments			4,260,300
Less: funded commitments			0
Total net unfunded revolving loan commitments			4,260,300
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			4,260,300
Investment, Identifier [Axis]: 760203 N.B. LTD., First lien senior secured loan
Non-controlled/non-affiliate company investments			19,815,700
Investment, Identifier [Axis]: 8th Avenue Food amp; Provisions, Inc., First lien senior secured loan 1
Non-controlled/non-affiliate company investments			10,023,800
Investment, Identifier [Axis]: 8th Avenue Food amp; Provisions, Inc., First lien senior secured loan 2
Non-controlled/non-affiliate company investments			5,633,400
Investment, Identifier [Axis]: A-AP Buyer, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			6,070,500
Investment, Identifier [Axis]: ABPCI 2019-5A, Collaterized loan obligation
Non-controlled/non-affiliate company investments			1,128,000
Investment, Identifier [Axis]: ABPCI 2022-11, Collaterized loan obligation
Non-controlled/non-affiliate company investments			7,026,800
Investment, Identifier [Axis]: ABPCI 2024-17, Collaterized loan obligation
Non-controlled/non-affiliate company investments			2,968,700
Investment, Identifier [Axis]: ADMA Biologics Inc.
Total loan commitments			1,000	1,000
Less: funded commitments			(600)	(1,000)
Total net unfunded revolving loan commitments			400
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			400	0
Investment, Identifier [Axis]: ADMA Biologics Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			2,240,200	4,254,200
Investment, Identifier [Axis]: ADMA Biologics Inc., First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			600	1,000
Investment, Identifier [Axis]: AI Aqua Merger Sub, Inc.
Total loan commitments				1,217,400
Less: funded commitments				0
Total net unfunded revolving loan commitments				1,217,400
Less: commitments substantially at discretion of the Fund				0
Less: unavailable commitments due to borrowing base or other covenant restrictions				0
Total net unfunded revolving and delayed draw term loan commitments				1,217,400
Investment, Identifier [Axis]: AI Aqua Merger Sub, Inc., First lien senior secured loan 1
Non-controlled/non-affiliate company investments			70,901,200	5,806,700	[4]
Investment, Identifier [Axis]: AI Aqua Merger Sub, Inc., First lien senior secured loan 2
Non-controlled/non-affiliate company investments			52,501,700	9,000,100	[4]
Investment, Identifier [Axis]: AI Titan Parent, Inc.
Total loan commitments			17,304,700
Less: funded commitments			0
Total net unfunded revolving loan commitments			17,304,700
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			17,304,700
Investment, Identifier [Axis]: AI Titan Parent, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			52,712,800
Investment, Identifier [Axis]: AIP RD Buyer Corp., First lien senior secured loan
Non-controlled/non-affiliate company investments			17,932,600
Investment, Identifier [Axis]: AMCP Clean Acquisition Company, LLC
Total loan commitments			3,386,300
Less: funded commitments			0
Total net unfunded revolving loan commitments			3,386,300
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			3,386,300
Investment, Identifier [Axis]: AMCP Clean Acquisition Company, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			5,710,400
Investment, Identifier [Axis]: AMWINS Group, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			43,513,600	7,248,600
Investment, Identifier [Axis]: ATRM 14, Collaterized loan obligation 1
Non-controlled/non-affiliate company investments			4,999,000
Investment, Identifier [Axis]: ATRM 14, Collaterized loan obligation 2
Non-controlled/non-affiliate company investments			5,712,700
Investment, Identifier [Axis]: ATRM 14, Collaterized loan obligation 3
Non-controlled/non-affiliate company investments			391,200
Investment, Identifier [Axis]: ATRM 15, Collaterized loan obligation
Non-controlled/non-affiliate company investments			1,928,300
Investment, Identifier [Axis]: AUDAX 2024-9, Collaterized loan obligation
Non-controlled/non-affiliate company investments			2,033,300
Investment, Identifier [Axis]: AVSC Holding Corp., First lien senior secured loan 1
Non-controlled/non-affiliate company investments				5,383,000
Investment, Identifier [Axis]: AVSC Holding Corp., First lien senior secured loan 2
Non-controlled/non-affiliate company investments				5,275,000
Investment, Identifier [Axis]: Access CIG, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			34,108,500	10,979,400
Investment, Identifier [Axis]: Accession Risk Management Group, Inc. and RSC Insurance Brokerage, Inc.
Total loan commitments			1,122,100	402,800
Less: funded commitments			0	0
Total net unfunded revolving loan commitments			1,122,100	402,800
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			1,122,100	402,800
Investment, Identifier [Axis]: Accession Risk Management Group, Inc. and RSC Insurance Brokerage, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			4,095,200
Investment, Identifier [Axis]: Accession Risk Management Group, Inc. and RSC Insurance Brokerage, Inc., First lien senior secured loan 1
Non-controlled/non-affiliate company investments				3,952,300
Investment, Identifier [Axis]: Accession Risk Management Group, Inc. and RSC Insurance Brokerage, Inc., First lien senior secured loan 2
Non-controlled/non-affiliate company investments				1,200
Investment, Identifier [Axis]: Accession Risk Management Group, Inc. and RSC Insurance Brokerage, Inc., First lien senior secured loan 3
Non-controlled/non-affiliate company investments				3,100
Investment, Identifier [Axis]: Acrisure, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments				30,024,900
Investment, Identifier [Axis]: Acrisure, LLC, First lien senior secured loan 1
Non-controlled/non-affiliate company investments			41,471,300
Investment, Identifier [Axis]: Acrisure, LLC, First lien senior secured loan 2
Non-controlled/non-affiliate company investments			20,205,800
Investment, Identifier [Axis]: Acrisure, LLC, Senior subordinated loan
Non-controlled/non-affiliate company investments				3,690,800
Investment, Identifier [Axis]: Actfy Buyer, Inc.
Total loan commitments			15,000,000
Less: funded commitments			0
Total net unfunded revolving loan commitments			15,000,000
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			15,000,000
Investment, Identifier [Axis]: Actfy Buyer, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			29,925,000
Investment, Identifier [Axis]: Activate Holdings (US) Corp. and CrossPoint Capital AS SPV, LP
Total loan commitments			1,056,300
Less: funded commitments			0
Total net unfunded revolving loan commitments			1,056,300
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			1,056,300
Investment, Identifier [Axis]: Activate Holdings (US) Corp. and CrossPoint Capital AS SPV, LP, First lien senior secured loan
Non-controlled/non-affiliate company investments			20,762,400
Investment, Identifier [Axis]: Activate Holdings (US) Corp. and CrossPoint Capital AS SPV, LP, Limited partnership interests
Non-controlled/non-affiliate company investments			143,700
Investment, Identifier [Axis]: Aduro Advisors, LLC
Total loan commitments			16,461,700
Less: funded commitments			0
Total net unfunded revolving loan commitments			16,461,700
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			16,461,700
Investment, Identifier [Axis]: Aduro Advisors, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			18,532,100
Investment, Identifier [Axis]: Aerin Medical Inc.
Total loan commitments			7,022,100
Less: funded commitments			0
Total net unfunded revolving loan commitments			7,022,100
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			7,022,100
Investment, Identifier [Axis]: Aerin Medical Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			13,903,700
Investment, Identifier [Axis]: Aerin Medical Inc., Series G preferred shares
Non-controlled/non-affiliate company investments			1,106,200
Investment, Identifier [Axis]: Agiliti Health, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			17,403,100	4,376,400
Investment, Identifier [Axis]: Airx Climate Solutions, Inc.
Total loan commitments			14,342,000	11,435,200
Less: funded commitments			0	0
Total net unfunded revolving loan commitments			14,342,000	11,435,200
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			14,342,000	11,435,200
Investment, Identifier [Axis]: Airx Climate Solutions, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			23,329,100	22,975,700	[4]
Investment, Identifier [Axis]: Airx Climate Solutions, Inc., First lien senior secured loan 1
Non-controlled/non-affiliate company investments			13,244,300
Investment, Identifier [Axis]: Alcami Corporation
Total loan commitments			547,900
Less: funded commitments			(41,100)
Total net unfunded revolving loan commitments			506,800
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			506,800
Investment, Identifier [Axis]: Alcami Corporation and ACM Note Holdings, LLC
Total loan commitments				890,400
Less: funded commitments				0
Total net unfunded revolving loan commitments				890,400
Less: commitments substantially at discretion of the Fund				0
Less: unavailable commitments due to borrowing base or other covenant restrictions				0
Total net unfunded revolving and delayed draw term loan commitments				890,400
Investment, Identifier [Axis]: Alcami Corporation, First lien senior secured loan
Non-controlled/non-affiliate company investments			4,323,800	4,068,500
Investment, Identifier [Axis]: Alcami Corporation, First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			41,100
Investment, Identifier [Axis]: Aldinger Company Inc
Total loan commitments			5,854,100
Less: funded commitments			0
Total net unfunded revolving loan commitments			5,854,100
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			5,854,100
Investment, Identifier [Axis]: Aldinger Company Inc, First lien senior secured loan
Non-controlled/non-affiliate company investments			29,004,600
Investment, Identifier [Axis]: AlixPartners, LLP, First lien senior secured loan
Non-controlled/non-affiliate company investments			35,781,500	17,206,400
Investment, Identifier [Axis]: Alliance Laundry Systems LLC., First lien senior secured loan
Non-controlled/non-affiliate company investments			26,452,000
Investment, Identifier [Axis]: Alliant Holdings Intermediate, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			42,237,700	2,566,400
Investment, Identifier [Axis]: Alpha Generation LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			7,022,600
Investment, Identifier [Axis]: Alterra Mountain Company, First lien senior secured loan 1
Non-controlled/non-affiliate company investments			21,774,600	7,926,900	[5],[6]
Investment, Identifier [Axis]: Alterra Mountain Company, First lien senior secured loan 2
Non-controlled/non-affiliate company investments			11,862,500	1,283,600	[5],[6]
Investment, Identifier [Axis]: AmSpec Parent, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			10,050,000
Investment, Identifier [Axis]: Amazon Holdco Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			21,182,200
Investment, Identifier [Axis]: Amerivet Partners Management, Inc. and AVE Holdings LP
Total loan commitments			3,393,900	7,713,500
Less: funded commitments			0	0
Total net unfunded revolving loan commitments			3,393,900	7,713,500
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			3,393,900	7,713,500
Investment, Identifier [Axis]: Amerivet Partners Management, Inc. and AVE Holdings LP, Class A units
Non-controlled/non-affiliate company investments			195,400
Investment, Identifier [Axis]: Amerivet Partners Management, Inc. and AVE Holdings LP, Class C units
Non-controlled/non-affiliate company investments			9,900	768,400
Investment, Identifier [Axis]: Amerivet Partners Management, Inc. and AVE Holdings LP, Subordinated loan
Non-controlled/non-affiliate company investments			34,100,700	24,490,100
Investment, Identifier [Axis]: Amethyst Radiotherapy Group B.V.
Total loan commitments			2,070,900
Less: funded commitments			0
Total net unfunded revolving loan commitments			2,070,900
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			2,070,900
Investment, Identifier [Axis]: Amethyst Radiotherapy Group B.V., First lien senior secured loan
Non-controlled/non-affiliate company investments			2,070,900
Investment, Identifier [Axis]: Ankura Consulting Group, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			15,626,900
Investment, Identifier [Axis]: Apex Service Partners, LLC and Apex Service Partners Holdings, LLC
Total loan commitments			38,389,100	6,798,600
Less: funded commitments			(1,458,500)	(163,200)
Total net unfunded revolving loan commitments			36,930,600	6,635,400
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			36,930,600	6,635,400
Investment, Identifier [Axis]: Apex Service Partners, LLC and Apex Service Partners Holdings, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			46,831,700	26,148,900	[5],[6]
Investment, Identifier [Axis]: Apex Service Partners, LLC and Apex Service Partners Holdings, LLC, First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			1,386,900
Investment, Identifier [Axis]: Apex Service Partners, LLC and Apex Service Partners Holdings, LLC, First lien senior secured revolving loan 1
Non-controlled/non-affiliate company investments	[5],[6]			46,700
Investment, Identifier [Axis]: Apex Service Partners, LLC and Apex Service Partners Holdings, LLC, First lien senior secured revolving loan 2
Non-controlled/non-affiliate company investments	[5],[6]			65,400
Investment, Identifier [Axis]: Apex Service Partners, LLC and Apex Service Partners Holdings, LLC, Series B common units
Non-controlled/non-affiliate company investments			1,620,900	1,250,000	[5],[6]
Investment, Identifier [Axis]: Applied Systems, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			23,143,400	9,430,300
Investment, Identifier [Axis]: Aptean, Inc. and Aptean Acquiror Inc.
Total loan commitments			5,819,700
Less: funded commitments			0
Total net unfunded revolving loan commitments			5,819,700
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			5,819,700
Investment, Identifier [Axis]: Aptean, Inc. and Aptean Acquiror Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			39,005,400	5,935,700
Investment, Identifier [Axis]: ArchKey Holdings Inc.
Total loan commitments			2,081,600
Less: funded commitments			0
Total net unfunded revolving loan commitments			2,081,600
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			2,081,600
Investment, Identifier [Axis]: ArchKey Holdings Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			18,136,700
Investment, Identifier [Axis]: Artera Services, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			24,667,200
Investment, Identifier [Axis]: Artera Services, LLC, First lien senior secured loan 1
Non-controlled/non-affiliate company investments	[4]			3,699,100
Investment, Identifier [Axis]: Artera Services, LLC, First lien senior secured loan 2
Non-controlled/non-affiliate company investments	[4]			1,931,500
Investment, Identifier [Axis]: Artifact Bidco, Inc.
Total loan commitments			10,426,100
Less: funded commitments			0
Total net unfunded revolving loan commitments			10,426,100
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			10,426,100
Investment, Identifier [Axis]: Artifact Bidco, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			24,848,900
Investment, Identifier [Axis]: Artivion, Inc.
Total loan commitments			18,115,700
Less: funded commitments			(1,983,000)
Total net unfunded revolving loan commitments			16,132,700
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			16,132,700
Investment, Identifier [Axis]: Artivion, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			26,884,300
Investment, Identifier [Axis]: Artivion, Inc., First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			1,983,000
Investment, Identifier [Axis]: AssuredPartners, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			60,138,100
Investment, Identifier [Axis]: Asurion, LLC, First lien senior secured loan 1
Non-controlled/non-affiliate company investments				11,423,200
Investment, Identifier [Axis]: Asurion, LLC, First lien senior secured loan 2
Non-controlled/non-affiliate company investments				3,263,600
Investment, Identifier [Axis]: Asurion, LLC., First lien senior secured loan 1
Non-controlled/non-affiliate company investments			26,186,000
Investment, Identifier [Axis]: Asurion, LLC., First lien senior secured loan 2
Non-controlled/non-affiliate company investments			13,824,500
Investment, Identifier [Axis]: Avalign Holdings, Inc. and Avalign Technologies, Inc.
Total loan commitments			3,440,400
Less: funded commitments			(1,032,100)
Total net unfunded revolving loan commitments			2,408,300
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			2,408,300
Investment, Identifier [Axis]: Avalign Holdings, Inc. and Avalign Technologies, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			24,968,600
Investment, Identifier [Axis]: Avalign Holdings, Inc. and Avalign Technologies, Inc., First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			791,300
Investment, Identifier [Axis]: BABSN 2023-3, Collaterized loan obligation
Non-controlled/non-affiliate company investments			579,900
Investment, Identifier [Axis]: BALLY 2022-21, Collaterized loan obligation
Non-controlled/non-affiliate company investments			2,378,900
Investment, Identifier [Axis]: BALLY 2023-24, Collaterized loan obligation
Non-controlled/non-affiliate company investments			1,524,700	1,522,700
Investment, Identifier [Axis]: BALLY 2024-26, Collaterized loan obligation
Non-controlled/non-affiliate company investments			1,513,100
Investment, Identifier [Axis]: BCC 2020-1, Collaterized loan obligation
Non-controlled/non-affiliate company investments			1,765,300
Investment, Identifier [Axis]: BCC 2023-3, Collaterized loan obligation
Non-controlled/non-affiliate company investments			1,533,600	1,528,800
Investment, Identifier [Axis]: BCPE Empire Holdings, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			17,280,500
Investment, Identifier [Axis]: BCPE Pequod Buyer, Inc.
Total loan commitments			8,673,600
Less: funded commitments			0
Total net unfunded revolving loan commitments			8,673,600
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			8,673,600
Investment, Identifier [Axis]: BCPE Pequod Buyer, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			30,268,000
Investment, Identifier [Axis]: BCTO Ignition Purchaser, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			18,115,400	15,648,200
Investment, Identifier [Axis]: BEP Intermediate Holdco, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			19,367,900
Investment, Identifier [Axis]: BERRY 2024-1, Collaterized loan obligation
Non-controlled/non-affiliate company investments			2,354,600
Investment, Identifier [Axis]: BGI Purchaser, Inc.
Total loan commitments			33,329,500
Less: funded commitments			(11,109,800)
Total net unfunded revolving loan commitments			22,219,700
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			22,219,700
Investment, Identifier [Axis]: BGI Purchaser, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			34,354,400
Investment, Identifier [Axis]: BGI Purchaser, Inc., First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			11,109,800
Investment, Identifier [Axis]: BGIF IV Fearless Utility Services, Inc.
Total loan commitments			22,688,700
Less: funded commitments			(520,400)
Total net unfunded revolving loan commitments			22,168,300
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			22,168,300
Investment, Identifier [Axis]: BGIF IV Fearless Utility Services, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			42,205,500
Investment, Identifier [Axis]: BGIF IV Fearless Utility Services, Inc.,First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			0
Investment, Identifier [Axis]: BIFM CA Buyer Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments				2,611,700
Investment, Identifier [Axis]: BIP PipeCo Holdings LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments	[6]			2,988,800
Investment, Identifier [Axis]: BNZ TopCo B.V.
Total loan commitments			20,140,500
Less: funded commitments			0
Total net unfunded revolving loan commitments			20,140,500
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			20,140,500
Investment, Identifier [Axis]: BNZ TopCo B.V., Senior subordinated loan
Non-controlled/non-affiliate company investments			11,260,400
Investment, Identifier [Axis]: BR PJK Produce, LLC
Total loan commitments				1,774,100
Less: funded commitments				0
Total net unfunded revolving loan commitments				1,774,100
Less: commitments substantially at discretion of the Fund				0
Less: unavailable commitments due to borrowing base or other covenant restrictions				0
Total net unfunded revolving and delayed draw term loan commitments				1,774,100
Investment, Identifier [Axis]: BR PJK Produce, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments				871,800
Investment, Identifier [Axis]: BR PJK Produce, LLC, First lien senior secured loan 1
Non-controlled/non-affiliate company investments			2,698,200
Investment, Identifier [Axis]: BR PJK Produce, LLC, First lien senior secured loan 2
Non-controlled/non-affiliate company investments			457,500
Investment, Identifier [Axis]: BROOKP 2024-1, Collaterized loan obligation
Non-controlled/non-affiliate company investments			1,024,100
Investment, Identifier [Axis]: BSP 2016-9, Collaterized loan obligation
Non-controlled/non-affiliate company investments			3,148,700
Investment, Identifier [Axis]: BSP 2018-14, Collaterized loan obligation
Non-controlled/non-affiliate company investments			5,633,800
Investment, Identifier [Axis]: BSP 2022-28, Collaterized loan obligation
Non-controlled/non-affiliate company investments			501,400
Investment, Identifier [Axis]: BSP 2024-34, Collaterized loan obligation
Non-controlled/non-affiliate company investments			1,287,900
Investment, Identifier [Axis]: BSP 2024-35, Collaterized loan obligation
Non-controlled/non-affiliate company investments			1,273,200
Investment, Identifier [Axis]: BSP 2024-37, Collaterized loan obligation
Non-controlled/non-affiliate company investments			8,430,000
Investment, Identifier [Axis]: BSP 2024-38A, Collaterized loan obligation
Non-controlled/non-affiliate company investments			3,769,500
Investment, Identifier [Axis]: BTCP 2023-1, Collaterized loan obligation
Non-controlled/non-affiliate company investments			6,100,000
Investment, Identifier [Axis]: BTCP 2023-1, Private asset-backed investment
Non-controlled/non-affiliate company investments				6,100,000
Investment, Identifier [Axis]: BW Holding, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			12,916,000
Investment, Identifier [Axis]: BX 2024-SLCT, Commercial mortgage-backed security
Non-controlled/non-affiliate company investments			24,139,800
Investment, Identifier [Axis]: Badia Spices, LLC
Total loan commitments			21,428,600
Less: funded commitments			0
Total net unfunded revolving loan commitments			21,428,600
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			21,428,600
Investment, Identifier [Axis]: Badia Spices, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			126,321,400
Investment, Identifier [Axis]: Bamboo US BidCo LLC
Total loan commitments			9,286,200	2,621,900
Less: funded commitments			0	0
Total net unfunded revolving loan commitments			9,286,200	2,621,900
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			9,286,200	2,621,900
Investment, Identifier [Axis]: Bamboo US BidCo LLC, First lien senior secured loan 1
Non-controlled/non-affiliate company investments			14,056,400	8,380,800
Investment, Identifier [Axis]: Bamboo US BidCo LLC, First lien senior secured loan 2
Non-controlled/non-affiliate company investments			8,303,600	12,283,700
Investment, Identifier [Axis]: Bamp;G Foods Inc, First lien senior secured loan
Non-controlled/non-affiliate company investments				2,851,800
Investment, Identifier [Axis]: Barnes Group Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			19,990,000
Investment, Identifier [Axis]: Bausch + Lomb Corporation, First lien senior secured loan
Non-controlled/non-affiliate company investments				4,968,800
Investment, Identifier [Axis]: Belfor Holdings, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			12,055,300	16,465,100	[5],[6]
Investment, Identifier [Axis]: Belron Finance US LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			22,433,500
Investment, Identifier [Axis]: Berlin Packaging L.L.C., First lien senior secured loan
Non-controlled/non-affiliate company investments			14,259,800
Investment, Identifier [Axis]: Bizzdesign Holding BV, First lien senior secured loan
Non-controlled/non-affiliate company investments			2,847,500
Investment, Identifier [Axis]: Bleriot US Bidco Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			4,552,500	2,489,400	[4]
Investment, Identifier [Axis]: Bobcat Purchaser, LLC and Bobcat Topco, L.P.
Total loan commitments			1,595,700	1,595,700
Less: funded commitments			0	0
Total net unfunded revolving loan commitments			1,595,700	1,595,700
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			1,595,700	1,595,700
Investment, Identifier [Axis]: Bobcat Purchaser, LLC and Bobcat Topco, L.P., Class A-1 units
Non-controlled/non-affiliate company investments			115,200	100,000
Investment, Identifier [Axis]: Bobcat Purchaser, LLC and Bobcat Topco, L.P., First lien senior secured loan
Non-controlled/non-affiliate company investments			13,236,700	13,370,700
Investment, Identifier [Axis]: Boost Newco Borrower, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			22,432,500
Investment, Identifier [Axis]: Boxer Parent Company Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments				9,210,000
Investment, Identifier [Axis]: Bracket Intermediate Holding Corp., First lien senior secured loan
Non-controlled/non-affiliate company investments			33,734,800	11,299,900
Investment, Identifier [Axis]: BradyIFS Holdings, LLC
Total loan commitments				4,916,300
Less: funded commitments				0
Total net unfunded revolving loan commitments				4,916,300
Less: commitments substantially at discretion of the Fund				0
Less: unavailable commitments due to borrowing base or other covenant restrictions				0
Total net unfunded revolving and delayed draw term loan commitments				4,916,300
Investment, Identifier [Axis]: BradyIFS Holdings, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments				29,433,400
Investment, Identifier [Axis]: BradyPlus Holdings, LLC
Total loan commitments			722,700
Less: funded commitments			0
Total net unfunded revolving loan commitments			722,700
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			722,700
Investment, Identifier [Axis]: BradyPlus Holdings, LLC, First lien senior secured loan 1
Non-controlled/non-affiliate company investments			31,287,100
Investment, Identifier [Axis]: BradyPlus Holdings, LLC, First lien senior secured loan 2
Non-controlled/non-affiliate company investments			198,000
Investment, Identifier [Axis]: Broadcast Music, Inc.
Total loan commitments			5,384,600
Less: funded commitments			0
Total net unfunded revolving loan commitments			5,384,600
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			5,384,600
Investment, Identifier [Axis]: Broadcast Music, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			29,467,300
Investment, Identifier [Axis]: Broadstreet Partners, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			31,990,100	13,659,100
Investment, Identifier [Axis]: Brookfield WEC Holdings Inc., First lien senior secured loan 1
Non-controlled/non-affiliate company investments	[4]			2,813,600
Investment, Identifier [Axis]: Brookfield WEC Holdings Inc., First lien senior secured loan 2
Non-controlled/non-affiliate company investments	[4]			13,392,600
Investment, Identifier [Axis]: Brown Group Holding, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			31,502,200
Investment, Identifier [Axis]: Brown Group Holding, LLC, First lien senior secured loan 1
Non-controlled/non-affiliate company investments	[4]			5,957,100
Investment, Identifier [Axis]: Brown Group Holding, LLC, First lien senior secured loan 2
Non-controlled/non-affiliate company investments	[4]			1,989,800
Investment, Identifier [Axis]: Bulldog Purchaser Inc., First lien senior secured loan 1
Non-controlled/non-affiliate company investments			6,621,900
Investment, Identifier [Axis]: Bulldog Purchaser Inc., First lien senior secured loan 2
Non-controlled/non-affiliate company investments			1,031,000
Investment, Identifier [Axis]: Bumble Bidco Limited
Total loan commitments			3,127,400
Less: funded commitments			0
Total net unfunded revolving loan commitments			3,127,400
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			3,127,400
Investment, Identifier [Axis]: Bumble Bidco Limited, First lien senior secured loan
Non-controlled/non-affiliate company investments			6,645,700
Investment, Identifier [Axis]: Burgess Point Purchaser Corporation, First lien senior secured loan
Non-controlled/non-affiliate company investments			61,814,900	32,795,300	[4]
Investment, Identifier [Axis]: CAVU 2021-1, Collaterized loan obligation
Non-controlled/non-affiliate company investments			1,006,300
Investment, Identifier [Axis]: CBTS Borrower, LLC and CBTS TopCo, L.P., First lien senior secured loan
Non-controlled/non-affiliate company investments			7,315,000
Investment, Identifier [Axis]: CBTS Borrower, LLC and CBTS TopCo, L.P., Series A-2 preferred shares
Non-controlled/non-affiliate company investments			1,200,000
Investment, Identifier [Axis]: CBTS TopCo, L.P. and CBTS Borrower, LLC
Total loan commitments			1,900,000
Less: funded commitments			0
Total net unfunded revolving loan commitments			1,900,000
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			1,900,000
Investment, Identifier [Axis]: CCC Intelligent Solutions Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			10,960,600	3,814,300
Investment, Identifier [Axis]: CEDF 2021-14, Collaterized loan obligation
Non-controlled/non-affiliate company investments			975,200
Investment, Identifier [Axis]: CFC Funding LLC, Loan instrument units
Non-controlled/non-affiliate company investments			5,829,300	5,141,000
Investment, Identifier [Axis]: CGMS 2019-2, Collaterized loan obligation
Non-controlled/non-affiliate company investments			4,526,600
Investment, Identifier [Axis]: CGMS 2022-2, Collaterized loan obligation
Non-controlled/non-affiliate company investments			2,913,000
Investment, Identifier [Axis]: CGMS 2022-5, Collaterized loan obligation
Non-controlled/non-affiliate company investments			4,321,100
Investment, Identifier [Axis]: CGMS 2023-1, Collaterized loan obligation
Non-controlled/non-affiliate company investments			1,271,500	1,275,700
Investment, Identifier [Axis]: CGMS 2023-2, Collaterized loan obligation
Non-controlled/non-affiliate company investments			2,044,500	2,030,000
Investment, Identifier [Axis]: CGMS 2024-1, Collaterized loan obligation
Non-controlled/non-affiliate company investments			1,126,800
Investment, Identifier [Axis]: CGMS 2024-2, Collaterized loan obligation
Non-controlled/non-affiliate company investments			1,544,100
Investment, Identifier [Axis]: CGMS 2024-3, Collaterized loan obligation
Non-controlled/non-affiliate company investments			2,680,900
Investment, Identifier [Axis]: CGMS 2024-5, Collaterized loan obligation 1
Non-controlled/non-affiliate company investments			2,487,900
Investment, Identifier [Axis]: CGMS 2024-5, Collaterized loan obligation 2
Non-controlled/non-affiliate company investments			1,537,600
Investment, Identifier [Axis]: CIFC 2018-1, Collaterized loan obligation
Non-controlled/non-affiliate company investments			834,000
Investment, Identifier [Axis]: CIFC 2020-4, Collaterized loan obligation
Non-controlled/non-affiliate company investments			5,528,600
Investment, Identifier [Axis]: CIFC 2021-1, Collaterized loan obligation
Non-controlled/non-affiliate company investments			1,853,000
Investment, Identifier [Axis]: CIFC 2021-4, Collaterized loan obligation
Non-controlled/non-affiliate company investments			1,027,600
Investment, Identifier [Axis]: CIFC 2021-5, Collaterized loan obligation
Non-controlled/non-affiliate company investments			3,517,500
Investment, Identifier [Axis]: CIFC 2022-5, Collaterized loan obligation
Non-controlled/non-affiliate company investments			6,132,800
Investment, Identifier [Axis]: CIFC 2022-6, Collaterized loan obligation
Non-controlled/non-affiliate company investments			447,900
Investment, Identifier [Axis]: CIFC 2022-7, Collaterized loan obligation
Non-controlled/non-affiliate company investments			689,500
Investment, Identifier [Axis]: CIFC 2024-1, Collaterized loan obligation
Non-controlled/non-affiliate company investments			386,000
Investment, Identifier [Axis]: CIFC 2024-2, Collaterized loan obligation
Non-controlled/non-affiliate company investments			2,057,600
Investment, Identifier [Axis]: CIFC 2024-4, Collaterized loan obligation
Non-controlled/non-affiliate company investments			2,511,000
Investment, Identifier [Axis]: CIFC 2024-5, Collaterized loan obligation
Non-controlled/non-affiliate company investments			4,020,800
Investment, Identifier [Axis]: CNT Holdings I Corp, First lien senior secured loan
Non-controlled/non-affiliate company investments			49,727,500	8,955,400
Investment, Identifier [Axis]: CP Atlas Buyer Inc, First lien senior secured loan
Non-controlled/non-affiliate company investments			5,918,400
Investment, Identifier [Axis]: CPI Holdco B, LLC, First lien senior secured loan 1
Non-controlled/non-affiliate company investments			29,173,500
Investment, Identifier [Axis]: CPI Holdco B, LLC, First lien senior secured loan 2
Non-controlled/non-affiliate company investments			5,283,400
Investment, Identifier [Axis]: CPIG Holdco Inc.
Total loan commitments			1,000	1,000
Less: funded commitments			(500)	(500)
Total net unfunded revolving loan commitments			500	500
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			500	500
Investment, Identifier [Axis]: CPIG Holdco Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			14,812,500	14,962,500	[4]
Investment, Identifier [Axis]: CPIG Holdco Inc., First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			500	500	[4]
Investment, Identifier [Axis]: CPPIB OVM Member U.S. LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			11,284,000
Investment, Identifier [Axis]: CPTPK 2024-1, Collaterized loan obligation
Non-controlled/non-affiliate company investments			1,442,200
Investment, Identifier [Axis]: CQP Holdco L.P., First lien senior secured loan
Non-controlled/non-affiliate company investments			5,005,000
Investment, Identifier [Axis]: CWC Fund I Co-Invest (ALTI) LP, Limited partnership interests
Non-controlled/non-affiliate company investments			7,171,900
Investment, Identifier [Axis]: Caesars Entertainment Inc, First lien senior secured loan
Non-controlled/non-affiliate company investments	[5],[6]			8,477,200
Investment, Identifier [Axis]: Caesars Entertainment Inc, First lien senior secured loan 1
Non-controlled/non-affiliate company investments			8,099,100
Investment, Identifier [Axis]: Caesars Entertainment Inc, First lien senior secured loan 2
Non-controlled/non-affiliate company investments			7,702,700
Investment, Identifier [Axis]: Calpine Corp, First lien senior secured loan
Non-controlled/non-affiliate company investments			5,974,800
Investment, Identifier [Axis]: Cambrex Corporation, First lien senior secured loan
Non-controlled/non-affiliate company investments			44,820,700	7,257,300
Investment, Identifier [Axis]: Cannon Bridge Designated Activity Company
Total loan commitments			6,212,700
Less: funded commitments			(1,445,500)
Total net unfunded revolving loan commitments			4,767,200
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			4,767,200
Investment, Identifier [Axis]: Cannon Bridge Designated Activity Company, Private asset-backed investment 1
Non-controlled/non-affiliate company investments			680,000
Investment, Identifier [Axis]: Cannon Bridge Designated Activity Company, Private asset-backed investment 2
Non-controlled/non-affiliate company investments			680,000
Investment, Identifier [Axis]: Cannon Bridge Designated Activity Company, Private asset-backed investment 3
Non-controlled/non-affiliate company investments			43,900
Investment, Identifier [Axis]: Cannon Bridge Designated Activity Company, Private asset-backed investment 4
Non-controlled/non-affiliate company investments			43,900
Investment, Identifier [Axis]: Cast amp; Crew LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			9,651,700
Investment, Identifier [Axis]: Catalent Pharma Solutions, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments				8,000,000
Investment, Identifier [Axis]: Celnor Group Limited
Total loan commitments			1,520,000
Less: funded commitments			0
Total net unfunded revolving loan commitments			1,520,000
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			1,520,000
Investment, Identifier [Axis]: Celnor Group Limited, First lien senior secured loan
Non-controlled/non-affiliate company investments			4,137,900
Investment, Identifier [Axis]: Centralsquare Technologies, LLC and Supermoose Newco, Inc.
Total loan commitments			4,310,300
Less: funded commitments			(97,100)
Total net unfunded revolving loan commitments			4,213,200
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			4,213,200
Investment, Identifier [Axis]: Centralsquare Technologies, LLC and Supermoose Newco, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			38,765,900
Investment, Identifier [Axis]: Centralsquare Technologies, LLC and Supermoose Newco, Inc., First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			0
Investment, Identifier [Axis]: Centralsquare Technologies, LLC and Supermoose Newco, Inc., Series A preferred stock
Non-controlled/non-affiliate company investments			25,293,700
Investment, Identifier [Axis]: Century De Buyer LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			23,813,000
Investment, Identifier [Axis]: Cezanne Bidco
Total loan commitments			2,041,600
Less: funded commitments			0
Total net unfunded revolving loan commitments			2,041,600
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			2,041,600
Investment, Identifier [Axis]: Cezanne Bidco , First lien senior secured loan
Non-controlled/non-affiliate company investments			10,723,400
Investment, Identifier [Axis]: Charlotte Buyer, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			17,547,900
Investment, Identifier [Axis]: Chart Industries, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			6,434,900	13,288,400	[4]
Investment, Identifier [Axis]: Charter Communications Operating, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			24,141,800
Investment, Identifier [Axis]: Charter Next Generation, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			47,125,200	11,239,000
Investment, Identifier [Axis]: Chillaton Bidco Limited
Total loan commitments			2,548,000
Less: funded commitments			0
Total net unfunded revolving loan commitments			2,548,000
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			2,548,000
Investment, Identifier [Axis]: Chillaton Bidco Limited, First lien senior secured loan
Non-controlled/non-affiliate company investments			5,089,100
Investment, Identifier [Axis]: Chobani, LLC, First lien senior secured loan 1
Non-controlled/non-affiliate company investments			9,127,200	6,505,400
Investment, Identifier [Axis]: Chobani, LLC, First lien senior secured loan 2
Non-controlled/non-affiliate company investments			8,866,700	6,382,300
Investment, Identifier [Axis]: Citco Funding LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments				8,000,000
Investment, Identifier [Axis]: City Line Distributors LLC and City Line Investments LLC
Total loan commitments			1,500	800,500
Less: funded commitments			0	0
Total net unfunded revolving loan commitments			1,500	800,500
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			1,500	800,500
Investment, Identifier [Axis]: City Line Distributors LLC and City Line Investments LLC, Class A units
Non-controlled/non-affiliate company investments			131,000	110,100
Investment, Identifier [Axis]: City Line Distributors LLC and City Line Investments LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			2,767,200	1,943,800
Investment, Identifier [Axis]: Clarios Global LP, First lien senior secured loan
Non-controlled/non-affiliate company investments			12,681,000	6,741,500
Investment, Identifier [Axis]: Clean Harbors, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments				998,900
Investment, Identifier [Axis]: Cliffwater LLC
Total loan commitments			1,470,600	1,470,600
Less: funded commitments			0	0
Total net unfunded revolving loan commitments			1,470,600	1,470,600
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			1,470,600	1,470,600
Investment, Identifier [Axis]: Cliffwater LLC , First lien senior secured loan
Non-controlled/non-affiliate company investments			10,946,700
Investment, Identifier [Axis]: Cliffwater LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments				10,808,800
Investment, Identifier [Axis]: Cloud Software Group, Inc. and Picard Parent, Inc., First lien senior secured loan 1
Non-controlled/non-affiliate company investments			55,411,400	30,820,500
Investment, Identifier [Axis]: Cloud Software Group, Inc. and Picard Parent, Inc., First lien senior secured loan 2
Non-controlled/non-affiliate company investments			54,633,900	6,447,300
Investment, Identifier [Axis]: Cloud Software Group, Inc. and Picard Parent, Inc., First lien senior secured loan 3
Non-controlled/non-affiliate company investments			103,100
Investment, Identifier [Axis]: Cloud Software Group, Inc. and Picard Parent, Inc., Second lien senior secured notes
Non-controlled/non-affiliate company investments			13,300,300	95,300
Investment, Identifier [Axis]: ClubCorp Holdings, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			43,047,000
Investment, Identifier [Axis]: ClubCorp Holdings, Inc., First lien senior secured loan 1
Non-controlled/non-affiliate company investments	[5],[6]			2,607,200
Investment, Identifier [Axis]: ClubCorp Holdings, Inc., First lien senior secured loan 2
Non-controlled/non-affiliate company investments	[5],[6]			1,480,800
Investment, Identifier [Axis]: Collision SP Subco, LLC
Total loan commitments			1,383,600
Less: funded commitments			(52,900)
Total net unfunded revolving loan commitments			1,330,700
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			1,330,700
Investment, Identifier [Axis]: Collision SP Subco, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			4,592,600
Investment, Identifier [Axis]: Collision SP Subco, LLC, First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			52,900
Investment, Identifier [Axis]: Confluent Medical Technologies, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			30,592,900	4,596,700
Investment, Identifier [Axis]: ConnectWise, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			46,643,200
Investment, Identifier [Axis]: Conservice Midco, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			36,344,000	3,991,400
Investment, Identifier [Axis]: Conservice Midco, LLC, Second lien senior secured loan
Non-controlled/non-affiliate company investments			17,234,200
Investment, Identifier [Axis]: Constellation Wealth Capital Fund, L.P.
Total loan commitments			3,813,500
Less: funded commitments			(1,935,700)
Total net unfunded revolving loan commitments			1,877,800
Less: commitments substantially at discretion of the Fund			0
Total net unfunded revolving and delayed draw term loan commitments			1,877,800
Investment, Identifier [Axis]: Constellation Wealth Capital Fund, L.P., Limited partner interests
Non-controlled/non-affiliate company investments			1,834,100
Investment, Identifier [Axis]: Corient Holdings, Inc., Series A preferred stock
Non-controlled/non-affiliate company investments			22,832,900	16,424,000
Investment, Identifier [Axis]: Corporation Service Company, First lien senior secured loan
Non-controlled/non-affiliate company investments			6,040,100	6,847,000
Investment, Identifier [Axis]: Coupa Holdings, LLC and Coupa Software Incorporated
Total loan commitments			410,800	410,800
Less: funded commitments			0	0
Total net unfunded revolving loan commitments			410,800	410,800
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			410,800	410,800
Investment, Identifier [Axis]: Coupa Holdings, LLC and Coupa Software Incorporated, First lien senior secured loan
Non-controlled/non-affiliate company investments			4,567,200	4,590,200
Investment, Identifier [Axis]: Cradle Lux Bidco S.A.R.L.
Total loan commitments			4,455,200
Less: funded commitments			0
Total net unfunded revolving loan commitments			4,455,200
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			4,455,200
Investment, Identifier [Axis]: Cradle Lux Bidco S.A.R.L., First lien senior secured loan
Non-controlled/non-affiliate company investments			3,201,700
Investment, Identifier [Axis]: Cradle Lux Bidco S.A.R.L., First lien senior secured loan 1
Non-controlled/non-affiliate company investments			9,006,300
Investment, Identifier [Axis]: Creative Artists Agency, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			40,708,000	13,420,100
Investment, Identifier [Axis]: Creek Parent, Inc. and Creek Feeder, L.P.
Total loan commitments			21,965,800
Less: funded commitments			0
Total net unfunded revolving loan commitments			21,965,800
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			21,965,800
Investment, Identifier [Axis]: Creek Parent, Inc. and Creek Feeder, L.P., First lien senior secured loan
Non-controlled/non-affiliate company investments			121,658,200
Investment, Identifier [Axis]: Creek Parent, Inc. and Creek Feeder, L.P., Limited partnership interest
Non-controlled/non-affiliate company investments			4,209,000
Investment, Identifier [Axis]: CreekParentInc.AndCreekFeederL.P.Member
Non-controlled/non-affiliate company investments			125,867,200
Investment, Identifier [Axis]: Cross Financial Corp., First lien senior secured loan
Non-controlled/non-affiliate company investments			9,708,800	5,116,700
Investment, Identifier [Axis]: Crosspoint Capital AS SPV, LP
Total loan commitments				2,887,700
Less: funded commitments				(211,300)
Total net unfunded revolving loan commitments				2,676,400
Less: commitments substantially at discretion of the Fund				0
Less: unavailable commitments due to borrowing base or other covenant restrictions				0
Total net unfunded revolving and delayed draw term loan commitments				2,676,400
Investment, Identifier [Axis]: Crosspoint Capital AS SPV, LP, First lien senior secured loan
Non-controlled/non-affiliate company investments				13,769,700
Investment, Identifier [Axis]: Crosspoint Capital AS SPV, LP, First lien senior secured revolving loan
Non-controlled/non-affiliate company investments				182,200
Investment, Identifier [Axis]: Crosspoint Capital AS SPV, LP, Limited partnership interest
Non-controlled/non-affiliate company investments				96,700
Investment, Identifier [Axis]: Crown Equipment Corporation, First lien senior secured loan
Non-controlled/non-affiliate company investments			7,160,600
Investment, Identifier [Axis]: Cube Industrials Buyer, Inc. and Cube Aamp;D Buyer Inc.
Total loan commitments				2,586,200
Less: funded commitments				0
Total net unfunded revolving loan commitments				2,586,200
Less: commitments substantially at discretion of the Fund				0
Less: unavailable commitments due to borrowing base or other covenant restrictions				0
Total net unfunded revolving and delayed draw term loan commitments				2,586,200
Investment, Identifier [Axis]: Cube Industrials Buyer, Inc. and Cube Aamp;D Buyer Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			19,522,100	21,853,400	[4]
Investment, Identifier [Axis]: Curia Global, INC., First lien senior secured loan
Non-controlled/non-affiliate company investments			30,444,300
Investment, Identifier [Axis]: Curium BidCo S.a r.l., First lien senior secured loan
Non-controlled/non-affiliate company investments			18,488,600	8,906,800
Investment, Identifier [Axis]: DOXA Insurance Holdings LLC
Total loan commitments				24,210,900
Less: funded commitments				0
Total net unfunded revolving loan commitments				24,210,900
Less: commitments substantially at discretion of the Fund				0
Less: unavailable commitments due to borrowing base or other covenant restrictions				0
Total net unfunded revolving and delayed draw term loan commitments				24,210,900
Investment, Identifier [Axis]: DOXA Insurance Holdings LLC and Rocket Co-Invest, SLP
Total loan commitments			213,500
Less: funded commitments			0
Total net unfunded revolving loan commitments			213,500
Less: commitments substantially at discretion of the Fund			0
Total net unfunded revolving and delayed draw term loan commitments			213,500
Investment, Identifier [Axis]: DOXA Insurance Holdings LLC and Rocket Co-Invest, SLP 1
Total loan commitments			23,318,600
Less: funded commitments			0
Total net unfunded revolving loan commitments			23,318,600
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			23,318,600
Investment, Identifier [Axis]: DOXA Insurance Holdings LLC and Rocket Co-Invest, SLP, First lien senior secured loan
Non-controlled/non-affiliate company investments			39,590,100
Investment, Identifier [Axis]: DOXA Insurance Holdings LLC and Rocket Co-Invest, SLP, Limited partnership interests
Non-controlled/non-affiliate company investments			4,589,500
Investment, Identifier [Axis]: DOXA Insurance Holdings LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments				20,373,300
Investment, Identifier [Axis]: DP Flores Holdings, LLC
Total loan commitments			22,210,700
Less: funded commitments			0
Total net unfunded revolving loan commitments			22,210,700
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			22,210,700
Investment, Identifier [Axis]: DP Flores Holdings, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			52,049,100
Investment, Identifier [Axis]: DRSLF 2022-104, Collaterized loan obligation
Non-controlled/non-affiliate company investments			5,815,100
Investment, Identifier [Axis]: Da Vinci Purchaser Corp., First lien senior secured loan
Non-controlled/non-affiliate company investments			52,436,400	8,938,600
Investment, Identifier [Axis]: Databricks, Inc.
Total loan commitments			721,300
Less: funded commitments			0
Total net unfunded revolving loan commitments			721,300
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			721,300
Investment, Identifier [Axis]: Databricks, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			3,262,300
Investment, Identifier [Axis]: Davidson Hotel Company LLC
Total loan commitments			3,456,000
Less: funded commitments			(593,200)
Total net unfunded revolving loan commitments			2,862,800
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			2,862,800
Investment, Identifier [Axis]: Davidson Hotel Company LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			6,818,600
Investment, Identifier [Axis]: Davidson Hotel Company LLC, First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			575,400
Investment, Identifier [Axis]: Delta 2 (Lux) Sarl, First lien senior secured loan 2
Non-controlled/non-affiliate company investments			10,351,700
Investment, Identifier [Axis]: Delta 2 (Lux) Sarl, First lien senior secured loan 3
Non-controlled/non-affiliate company investments			5,175,800
Investment, Identifier [Axis]: Delta Topco, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments				4,883,800
Investment, Identifier [Axis]: Demakes Borrower, LLC
Total loan commitments			3,292,700	3,292,700
Less: funded commitments			0	0
Total net unfunded revolving loan commitments			3,292,700	3,292,700
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			3,292,700	3,292,700
Investment, Identifier [Axis]: Demakes Borrower, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			11,590,200	11,414,600
Investment, Identifier [Axis]: Derby Buyer LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments				6,445,000
Investment, Identifier [Axis]: Diamond Mezzanine 24 LLC
Total loan commitments			18,750,000
Less: funded commitments			(3,750,000)
Total net unfunded revolving loan commitments			15,000,000
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			15,000,000
Investment, Identifier [Axis]: Diamond Mezzanine 24 LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			55,687,500
Investment, Identifier [Axis]: Diamond Mezzanine 24 LLC, First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			3,712,500
Investment, Identifier [Axis]: Diligent Corporation
Total loan commitments			12,896,500
Less: funded commitments			(53,500)
Total net unfunded revolving loan commitments			12,843,000
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			12,843,000
Investment, Identifier [Axis]: Diligent Corporation, First lien senior secured loan
Non-controlled/non-affiliate company investments			20,988,500
Investment, Identifier [Axis]: Diligent Corporation, First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			0
Investment, Identifier [Axis]: Dorado Bidco, Inc.
Total loan commitments			7,519,800
Less: funded commitments			(9,500)
Total net unfunded revolving loan commitments			7,510,300
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			7,510,300
Investment, Identifier [Axis]: Dorado Bidco, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			6,039,900
Investment, Identifier [Axis]: Dorado Bidco, Inc., First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			0
Investment, Identifier [Axis]: DriveCentric Holdings, LLC
Total loan commitments			2,346,300
Less: funded commitments			0
Total net unfunded revolving loan commitments			2,346,300
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			2,346,300
Investment, Identifier [Axis]: DriveCentric Holdings, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			16,479,600
Investment, Identifier [Axis]: Drogon Bidco Inc. amp; Drogon Aggregator LP
Total loan commitments			16,519,300
Less: funded commitments			0
Total net unfunded revolving loan commitments			16,519,300
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			16,519,300
Investment, Identifier [Axis]: Drogon Bidco Inc. amp; Drogon Aggregator LP, Class A-2 common units
Non-controlled/non-affiliate company investments			4,078,200
Investment, Identifier [Axis]: Drogon Bidco Inc. amp; Drogon Aggregator LP, First lien senior secured loan
Non-controlled/non-affiliate company investments			25,801,500
Investment, Identifier [Axis]: Dun amp; Bradstreet Corporation, First lien senior secured loan
Non-controlled/non-affiliate company investments			44,825,600
Investment, Identifier [Axis]: Dun amp; Bradstreet Corporation, The, First lien senior secured loan
Non-controlled/non-affiliate company investments				19,446,500
Investment, Identifier [Axis]: Dundee Eros, LP, Limited partnership interest
Non-controlled/non-affiliate company investments			4,283,000
Investment, Identifier [Axis]: Duraserv LLC
Total loan commitments			8,426,800
Less: funded commitments			0
Total net unfunded revolving loan commitments			8,426,800
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			8,426,800
Investment, Identifier [Axis]: Duraserv LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			26,781,100
Investment, Identifier [Axis]: Dynamo US Bidco Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			16,845,000
Investment, Identifier [Axis]: Dynasty Acquisition Co., Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			20,260,700	12,061,800	[4]
Investment, Identifier [Axis]: ECi Macola/MAX Holding, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			13,424,300
Investment, Identifier [Axis]: EFS Cogen Holdings I LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			5,987,400
Investment, Identifier [Axis]: ELM12 2021-5, Collaterized loan obligation
Non-controlled/non-affiliate company investments			1,509,600
Investment, Identifier [Axis]: ELM24 2023-3, Collaterized loan obligation
Non-controlled/non-affiliate company investments			2,009,700
Investment, Identifier [Axis]: ELM27 2024-3, Collaterized loan obligation
Non-controlled/non-affiliate company investments			2,050,500
Investment, Identifier [Axis]: ELM29 2024-5, Collaterized loan obligation
Non-controlled/non-affiliate company investments			3,615,400
Investment, Identifier [Axis]: ELM30 2024-6, Collaterized loan obligation
Non-controlled/non-affiliate company investments			1,272,100
Investment, Identifier [Axis]: ELM32 2024-8, Collaterized loan obligation
Non-controlled/non-affiliate company investments			2,340,800
Investment, Identifier [Axis]: ELM35 2024-11, Collaterized loan obligation
Non-controlled/non-affiliate company investments			1,505,400
Investment, Identifier [Axis]: ELM37 2024-13, Collaterized loan obligation
Non-controlled/non-affiliate company investments			3,015,000
Investment, Identifier [Axis]: ELMW1 2019-1, Collaterized loan obligation
Non-controlled/non-affiliate company investments			6,126,500
Investment, Identifier [Axis]: ELMW4 2020-1, Collaterized loan obligation
Non-controlled/non-affiliate company investments			2,593,100
Investment, Identifier [Axis]: ELMW8 2021-1, Collaterized loan obligation
Non-controlled/non-affiliate company investments			5,137,600
Investment, Identifier [Axis]: Eagle Parent Corp., First lien senior secured loan
Non-controlled/non-affiliate company investments			8,509,100
Investment, Identifier [Axis]: Echo Purchaser, Inc.
Total loan commitments			8,750,000	8,750,000
Less: funded commitments			(2,704,500)	(159,100)
Total net unfunded revolving loan commitments			6,045,500	8,590,900
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			6,045,500	8,590,900
Investment, Identifier [Axis]: Echo Purchaser, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			25,987,500	25,725,000
Investment, Identifier [Axis]: Echo Purchaser, Inc., First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			2,704,500	79,500
Investment, Identifier [Axis]: Eclipse Topco, Inc., Eclipse Investor Parent, L.P. and Eclipse Buyer, Inc.
Total loan commitments			30,382,500
Less: funded commitments			0
Total net unfunded revolving loan commitments			30,382,500
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			30,382,500
Investment, Identifier [Axis]: Eclipse Topco, Inc., Eclipse Investor Parent, L.P. and Eclipse Buyer, Inc., Class A common units
Non-controlled/non-affiliate company investments			261,000
Investment, Identifier [Axis]: Eclipse Topco, Inc., Eclipse Investor Parent, L.P. and Eclipse Buyer, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			115,203,800
Investment, Identifier [Axis]: Eclipse Topco, Inc., Eclipse Investor Parent, L.P. and Eclipse Buyer, Inc., Preferred units
Non-controlled/non-affiliate company investments			3,096,500
Investment, Identifier [Axis]: Edmunds Govtech, Inc.
Total loan commitments			4,224,400
Less: funded commitments			(301,400)
Total net unfunded revolving loan commitments			3,923,000
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			3,923,000
Investment, Identifier [Axis]: Edmunds Govtech, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			3,122,900
Investment, Identifier [Axis]: Edmunds Govtech, Inc., First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			301,400
Investment, Identifier [Axis]: Electron Bidco Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			42,021,300	10,495,200
Investment, Identifier [Axis]: Element Solutions Inc (Macdermid, Incorporated), First lien senior secured loan
Non-controlled/non-affiliate company investments				2,005,000
Investment, Identifier [Axis]: Emerald Debt Merger Sub LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments				19,537,300
Investment, Identifier [Axis]: Emerald Debt Merger Sub LLC, First lien senior secured loan 1
Non-controlled/non-affiliate company investments			21,991,200
Investment, Identifier [Axis]: Emerald Debt Merger Sub LLC, First lien senior secured loan 2
Non-controlled/non-affiliate company investments			20,553,500
Investment, Identifier [Axis]: Empower Payments Investor, LLC
Total loan commitments			2,674,400
Less: funded commitments			0
Total net unfunded revolving loan commitments			2,674,400
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			2,674,400
Investment, Identifier [Axis]: Empower Payments Investor, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			12,233,100
Investment, Identifier [Axis]: Endeavor Bidco LLC and Endeavor TopCo, Inc., Class A common units
Non-controlled/non-affiliate company investments			2,540,000
Investment, Identifier [Axis]: Endeavor Bidco LLC and Endeavor TopCo, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			8,225,900
Investment, Identifier [Axis]: Ensemble RCM, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			35,351,900	19,288,400
Investment, Identifier [Axis]: Ensono, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			33,291,900
Investment, Identifier [Axis]: Envisage Management Ltd
Total loan commitments			3,475,300
Less: funded commitments			0
Total net unfunded revolving loan commitments			3,475,300
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			3,475,300
Investment, Identifier [Axis]: Envisage Management Ltd, First lien senior secured loan
Non-controlled/non-affiliate company investments			3,146,900
Investment, Identifier [Axis]: Envisage Management Ltd, First lien senior secured loan 1
Non-controlled/non-affiliate company investments			2,258,600
Investment, Identifier [Axis]: Epicor Software Corporation, First lien senior secured loan
Non-controlled/non-affiliate company investments			39,013,500
Investment, Identifier [Axis]: Epicor Software Corporation, First lien senior secured loan 1
Non-controlled/non-affiliate company investments				6,552,000
Investment, Identifier [Axis]: Epicor Software Corporation, First lien senior secured loan 2
Non-controlled/non-affiliate company investments				5,269,600
Investment, Identifier [Axis]: Equinox Holdings, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			43,091,200
Investment, Identifier [Axis]: Equinox Holdings, Inc., Second lien senior secured loan
Non-controlled/non-affiliate company investments			3,803,500
Investment, Identifier [Axis]: Eternal Aus Bidco Pty Ltd
Total loan commitments			919,800	1,895,700
Less: funded commitments			0	0
Total net unfunded revolving loan commitments			919,800	1,895,700
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			919,800	1,895,700
Investment, Identifier [Axis]: Eternal Aus Bidco Pty Ltd, First lien senior secured loan
Non-controlled/non-affiliate company investments			6,346,100	6,708,000	[5],[6]
Investment, Identifier [Axis]: Excel Fitness Consolidator LLC
Total loan commitments			1,068,600	3,333,300
Less: funded commitments			0	0
Total net unfunded revolving loan commitments			1,068,600	3,333,300
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			1,068,600	3,333,300
Investment, Identifier [Axis]: Excel Fitness Consolidator LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			10,233,800	6,483,800	[5],[6]
Investment, Identifier [Axis]: Excelitas Technologies Corp.
Total loan commitments			32,500,000
Less: funded commitments			0
Total net unfunded revolving loan commitments			32,500,000
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			32,500,000
Investment, Identifier [Axis]: Excelitas Technologies Corp., First lien senior secured loan
Non-controlled/non-affiliate company investments			32,500,000
Investment, Identifier [Axis]: Expereo USA, Inc. and Ristretto Bidco B.V.
Total loan commitments			19,830,600
Less: funded commitments			0
Total net unfunded revolving loan commitments			19,830,600
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			19,830,600
Investment, Identifier [Axis]: Expereo USA, Inc. and Ristretto Bidco B.V., First lien senior secured loan
Non-controlled/non-affiliate company investments			54,617,700
Investment, Identifier [Axis]: FCG Acquisitions, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			20,417,500
Investment, Identifier [Axis]: FL Hawk Intermediate Holdings, Inc.
Total loan commitments			726,100
Less: funded commitments			0
Total net unfunded revolving loan commitments			726,100
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			726,100
Investment, Identifier [Axis]: FL Hawk Intermediate Holdings, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			7,853,000
Investment, Identifier [Axis]: Fertitta Entertainment, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			31,840,800	7,849,100	[5],[6]
Investment, Identifier [Axis]: Fever Labs, Inc.
Total loan commitments			20,625,700
Less: funded commitments			(5,974,000)
Total net unfunded revolving loan commitments			14,651,700
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			14,651,700
Investment, Identifier [Axis]: Fever Labs, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			20,625,700
Investment, Identifier [Axis]: Fever Labs, Inc., First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			5,974,000
Investment, Identifier [Axis]: Fever Labs, Inc., Series E-5 Convertible Shares
Non-controlled/non-affiliate company investments			1,477,200
Investment, Identifier [Axis]: FinEquity Holdings, LLC, Class A common interest 1
Non-controlled/non-affiliate company investments			138,844,900
Investment, Identifier [Axis]: FinEquity Holdings, LLC, Class A common interest 2
Non-controlled/non-affiliate company investments			4,056,200
Investment, Identifier [Axis]: FinEquity Holdings, LLC, Class A common interest 3
Non-controlled/non-affiliate company investments			1,000,500
Investment, Identifier [Axis]: Financiere Mendel, First lien senior secured loan
Non-controlled/non-affiliate company investments			7,979,700	7,992,500
Investment, Identifier [Axis]: Finastra USA, Inc., DH Corporation/Societe DH, and Finastra Europe S.A R.L.
Total loan commitments			2,349,600	2,349,600
Less: funded commitments			0	0
Total net unfunded revolving loan commitments			2,349,600	2,349,600
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			2,349,600	2,349,600
Investment, Identifier [Axis]: Finastra USA, Inc., DH Corporation/Societe DH, and Finastra Europe S.A R.L., First lien senior secured loan
Non-controlled/non-affiliate company investments			22,480,500	22,423,900
Investment, Identifier [Axis]: First Brands Group, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments				6,865,900
Investment, Identifier [Axis]: First Student Bidco Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments	[5]			5,615,800
Investment, Identifier [Axis]: First Student Bidco Inc., First lien senior secured loan 1
Non-controlled/non-affiliate company investments			27,984,500
Investment, Identifier [Axis]: First Student Bidco Inc., First lien senior secured loan 2
Non-controlled/non-affiliate company investments			7,395,300
Investment, Identifier [Axis]: Fitness Ventures Holdings, Inc. and Meaningful Partners Fitness Ventures Co-Investment LP
Purchases (cost)			49,924,700
Redemptions (cost)			85,200
Sales (cost)			0
Interest income			1,660,900
Dividend income			0
Other income			60,700
Net realized gains (losses)			1,000
Net unrealized gains (losses)			1,691,400
Non-controlled/non-affiliate company investments			51,574,000
Total loan commitments			22,080,800
Less: funded commitments			(2,404,900)
Total net unfunded revolving loan commitments			19,675,900
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			19,675,900
Investment, Identifier [Axis]: Fitness Ventures Holdings, Inc. and Meaningful Partners Fitness Ventures Co-Investment LP, Common units
Non-controlled/non-affiliate company investments			13,471,300
Investment, Identifier [Axis]: Fitness Ventures Holdings, Inc. and Meaningful Partners Fitness Ventures Co-Investment LP, First lien senior secured loan
Non-controlled/non-affiliate company investments			35,733,800
Investment, Identifier [Axis]: Fitness Ventures Holdings, Inc. and Meaningful Partners Fitness Ventures Co-Investment LP, First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			2,368,900
Investment, Identifier [Axis]: Flexera Software LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments				8,659,800
Investment, Identifier [Axis]: Flexsys Holdings, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			7,754,000
Investment, Identifier [Axis]: Flint OpCo, LLC
Total loan commitments			4,020,500	2,186,200
Less: funded commitments			0	0
Total net unfunded revolving loan commitments			4,020,500	2,186,200
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			4,020,500	2,186,200
Investment, Identifier [Axis]: Flint OpCo, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			11,715,900	7,562,900	[5],[6]
Investment, Identifier [Axis]: FlyWheel Acquireco, Inc.
Total loan commitments			1,607,100	1,607,100
Less: funded commitments			(1,071,400)	(1,071,400)
Total net unfunded revolving loan commitments			535,700	535,700
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			535,700	535,700
Investment, Identifier [Axis]: FlyWheel Acquireco, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			13,225,400	13,225,800
Investment, Identifier [Axis]: FlyWheel Acquireco, Inc., First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			1,071,400	1,055,400
Investment, Identifier [Axis]: Focus Financial Partners, LLC
Total loan commitments			3,394,500
Less: funded commitments			0
Total net unfunded revolving loan commitments			3,394,500
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			3,394,500
Investment, Identifier [Axis]: Focus Financial Partners, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			31,870,000
Investment, Identifier [Axis]: Focus Financial Partners, LLC, First lien senior secured loan 1
Non-controlled/non-affiliate company investments				3,995,000
Investment, Identifier [Axis]: Focus Financial Partners, LLC, First lien senior secured loan 2
Non-controlled/non-affiliate company investments				7,557,800
Investment, Identifier [Axis]: Focus Financial Partners, LLC, First lien senior secured loan 3
Non-controlled/non-affiliate company investments				1,987,800
Investment, Identifier [Axis]: Four Seasons Holdings Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments	[5],[6]			11,140,900
Investment, Identifier [Axis]: Freeport LNG investments, LLLP, First lien senior secured loan 1
Non-controlled/non-affiliate company investments			39,758,600
Investment, Identifier [Axis]: Freeport LNG investments, LLLP, First lien senior secured loan 2
Non-controlled/non-affiliate company investments			2,007,200
Investment, Identifier [Axis]: Fugue Finance LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments	[5],[6]			4,989,700
Investment, Identifier [Axis]: GC Waves Holdings, Inc.
Total loan commitments			16,548,100	12,900,200
Less: funded commitments			0	0
Total net unfunded revolving loan commitments			16,548,100	12,900,200
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			16,548,100	12,900,200
Investment, Identifier [Axis]: GC Waves Holdings, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			7,539,200	1,724,700
Investment, Identifier [Axis]: GCBSL 2022-60, Collaterized loan obligation
Non-controlled/non-affiliate company investments			2,364,900
Investment, Identifier [Axis]: GCBSL 2024-77, Collaterized loan obligation
Non-controlled/non-affiliate company investments			1,507,500
Investment, Identifier [Axis]: GCM HVAC Holdco, LLC and GCM HVAC Topco, LLC, Private asset backed investment
Non-controlled/non-affiliate company investments			2,639,900
Investment, Identifier [Axis]: GCM HVAC Holdco, LLC and GCM HVAC Topco, LLC, Private asset backed investment 1
Non-controlled/non-affiliate company investments			1,486,500
Investment, Identifier [Axis]: GFL Environmental Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			6,778,200
Investment, Identifier [Axis]: GIP Pilot Acquisition Partners, L.P., First lien senior secured loan
Non-controlled/non-affiliate company investments				4,346,400
Investment, Identifier [Axis]: GLM 2022-12, Collaterized loan obligation
Non-controlled/non-affiliate company investments			2,153,600
Investment, Identifier [Axis]: GNRT 2, Collaterized loan obligation
Non-controlled/non-affiliate company investments			256,200
Investment, Identifier [Axis]: GNRT 2022-10, Collaterized loan obligation
Non-controlled/non-affiliate company investments			505,800
Investment, Identifier [Axis]: GNRT 2023-11, Collaterized loan obligation
Non-controlled/non-affiliate company investments			2,320,800
Investment, Identifier [Axis]: GNRT 2024-15, Collaterized loan obligation
Non-controlled/non-affiliate company investments			2,050,200
Investment, Identifier [Axis]: GNRT 2024-18, Collaterized loan obligation
Non-controlled/non-affiliate company investments			6,519,000
Investment, Identifier [Axis]: GNRT 2024-20, Collaterized loan obligation
Non-controlled/non-affiliate company investments			17,977,300
Investment, Identifier [Axis]: GNRT 4, Collaterized loan obligation
Non-controlled/non-affiliate company investments			2,049,400
Investment, Identifier [Axis]: GNRT 6, Collaterized loan obligation
Non-controlled/non-affiliate company investments			1,867,600
Investment, Identifier [Axis]: GNRT 9, Collaterized loan obligation
Non-controlled/non-affiliate company investments			4,031,100
Investment, Identifier [Axis]: GOCAP 2024-71, Collaterized loan obligation
Non-controlled/non-affiliate company investments			4,584,100
Investment, Identifier [Axis]: GS SEER Group Borrower LLC and GS SEER Group Holdings LLC
Total loan commitments			3,082,900	4,568,300
Less: funded commitments			0	0
Total net unfunded revolving loan commitments			3,082,900	4,568,300
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			3,082,900	4,568,300
Investment, Identifier [Axis]: GS SEER Group Borrower LLC and GS SEER Group Holdings LLC, Class A common units
Non-controlled/non-affiliate company investments			75,300	90,800
Investment, Identifier [Axis]: GS SEER Group Borrower LLC and GS SEER Group Holdings LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			11,750,000	10,381,200	[5],[6]
Investment, Identifier [Axis]: GSV Purchaser, Inc.
Total loan commitments			28,221,500
Less: funded commitments			0
Total net unfunded revolving loan commitments			28,221,500
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			28,221,500
Investment, Identifier [Axis]: GSV Purchaser, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			35,855,800
Investment, Identifier [Axis]: GTCR Everest Borrower, LLC
Total loan commitments			1,659,600
Less: funded commitments			0
Total net unfunded revolving loan commitments			1,659,600
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			1,659,600
Investment, Identifier [Axis]: GTCR F Buyer Corp. and GTCR (D) Investors LP
Total loan commitments			23,100	5,000,000
Less: funded commitments			0	0
Total net unfunded revolving loan commitments			23,100	5,000,000
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions				0
Total net unfunded revolving and delayed draw term loan commitments			23,100	5,000,000
Investment, Identifier [Axis]: GTCR F Buyer Corp. and GTCR (D) Investors LP 1
Total loan commitments			5,837,500	25,900
Less: funded commitments			0
Total net unfunded revolving loan commitments			5,837,500	25,900
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			5,837,500	25,900
Investment, Identifier [Axis]: GTCR F Buyer Corp. and GTCR (D) Investors LP, First lien senior secured loan
Non-controlled/non-affiliate company investments			12,028,400	9,750,000
Investment, Identifier [Axis]: GTCR F Buyer Corp. and GTCR (D) Investors LP, Limited partnership interests
Non-controlled/non-affiliate company investments			104,800	77,700
Investment, Identifier [Axis]: GTCR W Merger Sub LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments				17,967,100
Investment, Identifier [Axis]: Gainwell Acquisition Corp., First lien senior secured loan
Non-controlled/non-affiliate company investments			24,598,200	8,197,800
Investment, Identifier [Axis]: Gates Global LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			853,800
Investment, Identifier [Axis]: Gates Global LLC, First lien senior secured loan 1
Non-controlled/non-affiliate company investments	[4]			791,700
Investment, Identifier [Axis]: Gates Global LLC, First lien senior secured loan 2
Non-controlled/non-affiliate company investments	[4]			2,882,300
Investment, Identifier [Axis]: Gems Menasa (Cayman) Limited, First lien senior secured loan
Non-controlled/non-affiliate company investments	[5],[6]			7,464,600
Investment, Identifier [Axis]: Gen II Fund Services, LLC,First lien senior secured loan
Non-controlled/non-affiliate company investments			50,655,900
Investment, Identifier [Axis]: Generator Buyer, Inc.
Total loan commitments			2,553,000
Less: funded commitments			0
Total net unfunded revolving loan commitments			2,553,000
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			2,553,000
Investment, Identifier [Axis]: Generator US Buyer, Inc., First lien senior secured loan 1
Non-controlled/non-affiliate company investments			6,414,300
Investment, Identifier [Axis]: Generator US Buyer, Inc., First lien senior secured loan 2
Non-controlled/non-affiliate company investments			1,857,300
Investment, Identifier [Axis]: Generator US Buyer, Inc., First lien senior secured loan 3
Non-controlled/non-affiliate company investments			218,200
Investment, Identifier [Axis]: Genesys Cloud Services Holdings I, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			32,054,100	7,063,500
Investment, Identifier [Axis]: Gestion ABS Bidco Inc. / ABS Bidco Holdings Inc.
Total loan commitments			8,216,800
Less: funded commitments			0
Total net unfunded revolving loan commitments			8,216,800
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			8,216,800
Investment, Identifier [Axis]: Gestion ABS Bidco Inc. / ABS Bidco Holdings Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			12,578,000
Investment, Identifier [Axis]: Global Music Rights, LLC
Total loan commitments			13,645,800
Less: funded commitments			(1,364,600)
Total net unfunded revolving loan commitments			12,281,200
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			12,281,200
Investment, Identifier [Axis]: Global Music Rights, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			134,308,900
Investment, Identifier [Axis]: Global Music Rights, LLC, First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			1,159,900
Investment, Identifier [Axis]: Go Daddy Operating Company, LLC (GD Finance Co, Inc.), First lien senior secured loan
Non-controlled/non-affiliate company investments				8,591,600
Investment, Identifier [Axis]: Golden State Foods LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			19,783,000
Investment, Identifier [Axis]: Goosehead Insurance Holdings, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			10,050,000
Investment, Identifier [Axis]: Grant Thornton Advisors LLC, First lien senior secured loan 1
Non-controlled/non-affiliate company investments			25,950,800
Investment, Identifier [Axis]: Grant Thornton Advisors LLC, First lien senior secured loan 2
Non-controlled/non-affiliate company investments			2,498,000
Investment, Identifier [Axis]: Grifols Worldwide Operations USA, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			18,331,200
Investment, Identifier [Axis]: GroundWorks, LLC
Total loan commitments				503,800
Less: funded commitments				0
Total net unfunded revolving loan commitments				503,800
Less: commitments substantially at discretion of the Fund				0
Less: unavailable commitments due to borrowing base or other covenant restrictions				0
Total net unfunded revolving and delayed draw term loan commitments				503,800
Investment, Identifier [Axis]: GroundWorks, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments	[5],[6]			11,938,800
Investment, Identifier [Axis]: Guidepoint Security Holdings, LLC
Total loan commitments			2,659,500	2,659,500
Less: funded commitments			0	0
Total net unfunded revolving loan commitments			2,659,500	2,659,500
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			2,659,500	2,659,500
Investment, Identifier [Axis]: Guidepoint Security Holdings, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments				6,008,900
Investment, Identifier [Axis]: Guidepoint Security Holdings, LLC, First lien senior secured loan 1
Non-controlled/non-affiliate company investments			6,070,200
Investment, Identifier [Axis]: Guidepoint Security Holdings, LLC, First lien senior secured loan 2
Non-controlled/non-affiliate company investments			2,164,200
Investment, Identifier [Axis]: Gula Buyer Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			148,125,000
Investment, Identifier [Axis]: HAMLN 2024-1, Collaterized loan obligation
Non-controlled/non-affiliate company investments			2,027,500
Investment, Identifier [Axis]: HIG Finance 2 Limited, First lien senior secured loan
Non-controlled/non-affiliate company investments			11,208,700	10,484,600
Investment, Identifier [Axis]: HP RSS Buyer, Inc.
Total loan commitments			4,279,000	3,529,900
Less: funded commitments			0	0
Total net unfunded revolving loan commitments			4,279,000	3,529,900
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			4,279,000	3,529,900
Investment, Identifier [Axis]: HP RSS Buyer, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			11,739,200	8,060,500
Investment, Identifier [Axis]: HP RSS Buyer, Inc., First lien senior secured loan 1
Non-controlled/non-affiliate company investments			1,626,200
Investment, Identifier [Axis]: HPCC Parent, Inc. and Patriot Container Corp.
Total loan commitments			6,155,100
Less: funded commitments			0
Total net unfunded revolving loan commitments			6,155,100
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			6,155,100
Investment, Identifier [Axis]: HPCC Parent, Inc. and Patriot Container Corp., Common stock
Non-controlled/non-affiliate company investments			3,855,300
Investment, Identifier [Axis]: HPCC Parent, Inc. and Patriot Container Corp., First lien senior secured loan
Non-controlled/non-affiliate company investments			67,514,000
Investment, Identifier [Axis]: HV Chimera LLC, Private asset-backed investment
Non-controlled/non-affiliate company investments			1,504,100	2,361,300
Investment, Identifier [Axis]: Hakken Midco B.V.
Total loan commitments			812,500	1,082,700
Less: funded commitments			0	0
Total net unfunded revolving loan commitments			812,500	1,082,700
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			812,500	1,082,700
Investment, Identifier [Axis]: Hakken Midco B.V., First lien senior secured loan
Non-controlled/non-affiliate company investments			4,732,300
Investment, Identifier [Axis]: Hakken Midco B.V., First lien senior secured loan 1
Non-controlled/non-affiliate company investments	[4],[5]			4,222,600
Investment, Identifier [Axis]: Hakken Midco B.V., First lien senior secured loan 2
Non-controlled/non-affiliate company investments	[4],[5]			493,800
Investment, Identifier [Axis]: Hamilton Projects Acquiror, LLC, First lien senior secured loan 1
Non-controlled/non-affiliate company investments			4,923,300
Investment, Identifier [Axis]: Hamilton Projects Acquiror, LLC, First lien senior secured loan 2
Non-controlled/non-affiliate company investments			1,068,600
Investment, Identifier [Axis]: Hanger, Inc.
Total loan commitments			7,564,000
Less: funded commitments			0
Total net unfunded revolving loan commitments			7,564,000
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			7,564,000
Investment, Identifier [Axis]: Hanger, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			59,261,200
Investment, Identifier [Axis]: Harbourvest Global Private Equity Limited
Total loan commitments			65,000,000
Less: funded commitments			(26,000,000)
Total net unfunded revolving loan commitments			39,000,000
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			39,000,000
Investment, Identifier [Axis]: Harbourvest Global Private Equity Limited, Private asset-backed investment
Non-controlled/non-affiliate company investments			26,000,000
Investment, Identifier [Axis]: Helios Service Partners, LLC and Astra Service Partners, LLC
Total loan commitments			5,632,400	3,001,000
Less: funded commitments			(200)	(600)
Total net unfunded revolving loan commitments			5,632,200	3,000,400
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			5,632,200	3,000,400
Investment, Identifier [Axis]: Helios Service Partners, LLC and Astra Service Partners, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments				6,739,800
Investment, Identifier [Axis]: Helios Service Partners, LLC and Astra Service Partners, LLC, First lien senior secured loan 1
Non-controlled/non-affiliate company investments			5,611,200
Investment, Identifier [Axis]: Helios Service Partners, LLC and Astra Service Partners, LLC, First lien senior secured loan 2
Non-controlled/non-affiliate company investments			3,433,100
Investment, Identifier [Axis]: Helios Service Partners, LLC and Astra Service Partners, LLC, First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			0	600
Investment, Identifier [Axis]: Helix Acquisition Holdings, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			14,188,700	14,188,700	[4]
Investment, Identifier [Axis]: Hg Saturn LuchaCo Limited, Private asset-backed investment
Non-controlled/non-affiliate company investments				1,512,300
Investment, Identifier [Axis]: Higginbotham Insurance Agency, Inc.
Total loan commitments				865,300
Less: funded commitments				0
Total net unfunded revolving loan commitments				865,300
Less: commitments substantially at discretion of the Fund				0
Less: unavailable commitments due to borrowing base or other covenant restrictions				0
Total net unfunded revolving and delayed draw term loan commitments				865,300
Investment, Identifier [Axis]: Higginbotham Insurance Agency, Inc. and HIG Intermediate, Inc.
Total loan commitments			3,277,700
Less: funded commitments			0
Total net unfunded revolving loan commitments			3,277,700
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			3,277,700
Investment, Identifier [Axis]: Higginbotham Insurance Agency, Inc. and HIG Intermediate, Inc., First lien senior secured loan 1
Non-controlled/non-affiliate company investments			2,560,500
Investment, Identifier [Axis]: Higginbotham Insurance Agency, Inc. and HIG Intermediate, Inc., First lien senior secured loan 2
Non-controlled/non-affiliate company investments			1,335,600
Investment, Identifier [Axis]: Higginbotham Insurance Agency, Inc. and HIG Intermediate, Inc., Series A preferred shares
Non-controlled/non-affiliate company investments			33,204,400
Investment, Identifier [Axis]: Higginbotham Insurance Agency, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments				1,695,200
Investment, Identifier [Axis]: HighPeak Energy, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			22,500,000	25,000,000
Investment, Identifier [Axis]: HighTower Holding, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			37,149,500
Investment, Identifier [Axis]: Hills Distribution, Inc., Hills Intermediate FT Holdings, LLC and GMP Hills, LP
Total loan commitments			256,500	1,826,100
Less: funded commitments			(600)	(600)
Total net unfunded revolving loan commitments			255,900	1,825,500
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			255,900	1,825,500
Investment, Identifier [Axis]: Hills Distribution, Inc., Hills Intermediate FT Holdings, LLC and GMP Hills, LP, First lien senior secured loan
Non-controlled/non-affiliate company investments			4,641,200	3,040,600	[7]
Investment, Identifier [Axis]: Hills Distribution, Inc., Hills Intermediate FT Holdings, LLC and GMP Hills, LP, First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			600	600
Investment, Identifier [Axis]: Hills Distribution, Inc., Hills Intermediate FT Holdings, LLC and GMP Hills, LP, Limited partnership interest
Non-controlled/non-affiliate company investments				3,526,700
Investment, Identifier [Axis]: Hills Distribution, Inc., Hills Intermediate FT Holdings, LLC and GMP Hills, LP, Limited partnership interests
Non-controlled/non-affiliate company investments			3,490,800
Investment, Identifier [Axis]: Hilton Domestic Operating Company Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments				3,510,600
Investment, Identifier [Axis]: Horizon US Finco, L.P., First lien senior secured loan
Non-controlled/non-affiliate company investments			12,918,800
Investment, Identifier [Axis]: HuFriedy Group Acquisition LLC
Total loan commitments			7,991,800
Less: funded commitments			(213,100)
Total net unfunded revolving loan commitments			7,778,700
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			7,778,700
Investment, Identifier [Axis]: HuFriedy Group Acquisition LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			56,763,100
Investment, Identifier [Axis]: HuFriedy Group Acquisition LLC, First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			0
Investment, Identifier [Axis]: Hub International Limited, First lien senior secured loan
Non-controlled/non-affiliate company investments			40,134,600
Investment, Identifier [Axis]: Hub International Limited, First lien senior secured loan 1
Non-controlled/non-affiliate company investments				9,349,800
Investment, Identifier [Axis]: Hub International Limited, First lien senior secured loan 2
Non-controlled/non-affiliate company investments				4,082,900
Investment, Identifier [Axis]: Husky Injection Molding Systems Ltd., First lien senior secured loan
Non-controlled/non-affiliate company investments			4,820,200	16,871,200	[4]
Investment, Identifier [Axis]: Hyland Software, Inc.
Total loan commitments			1,102,900	1,102,900
Less: funded commitments			(58,800)	0
Total net unfunded revolving loan commitments			1,044,100	1,102,900
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			1,044,100	1,102,900
Investment, Identifier [Axis]: Hyland Software, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			23,658,100	23,538,600	[4],[5]
Investment, Identifier [Axis]: Hyland Software, Inc., First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			0
Investment, Identifier [Axis]: Hyperion Refinance S.a r.l., First lien senior secured loan
Non-controlled/non-affiliate company investments				7,836,400
Investment, Identifier [Axis]: Hyperion Refinance S.a.r.l., First lien senior secured loan
Non-controlled/non-affiliate company investments			40,438,100
Investment, Identifier [Axis]: IFH Franchisee Holdings, LLC
Total loan commitments			27,513,700
Less: funded commitments			(11,194,000)
Total net unfunded revolving loan commitments			16,319,700
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			16,319,700
Investment, Identifier [Axis]: IFH Franchisee Holdings, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			46,774,000
Investment, Identifier [Axis]: IFH Franchisee Holdings, LLC, First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			10,942,200
Investment, Identifier [Axis]: IGEA BIDCO S.P.A
Total loan commitments			904,000
Less: funded commitments			0
Total net unfunded revolving loan commitments			904,000
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			904,000
Investment, Identifier [Axis]: IGEA Bidco S.P.A., First lien senior secured loan
Non-controlled/non-affiliate company investments			3,944,600
Investment, Identifier [Axis]: IQVIA Inc, First lien senior secured loan
Non-controlled/non-affiliate company investments				8,022,900
Investment, Identifier [Axis]: IRB Holding Corp., First lien senior secured loan
Non-controlled/non-affiliate company investments			65,154,500	12,701,500
Investment, Identifier [Axis]: ISolved, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			15,955,700	5,770,700
Investment, Identifier [Axis]: Icefall Parent, Inc.
Total loan commitments			735,500
Less: funded commitments			0
Total net unfunded revolving loan commitments			735,500
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			735,500
Investment, Identifier [Axis]: Icefall Parent, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			11,140,800
Investment, Identifier [Axis]: Idemia Group S.A.S., First lien senior secured loan
Non-controlled/non-affiliate company investments			3,989,700	3,987,500	[4],[5]
Investment, Identifier [Axis]: Idera, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			12,034,800
Investment, Identifier [Axis]: Imprivata, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			21,391,800
Investment, Identifier [Axis]: Indigo Acquisition B.V.
Total loan commitments			538,700
Less: funded commitments			0
Total net unfunded revolving loan commitments			538,700
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			538,700
Investment, Identifier [Axis]: Indigo Acquisition B.V., First lien senior secured loan 1
Non-controlled/non-affiliate company investments			2,662,400
Investment, Identifier [Axis]: Indigo Acquisition B.V., First lien senior secured loan 2
Non-controlled/non-affiliate company investments			2,214,100
Investment, Identifier [Axis]: Infinity Home Services HoldCo, Inc. and IHS Parent Holdings, L.P.
Total loan commitments				6,727,800
Less: funded commitments				0
Total net unfunded revolving loan commitments				6,727,800
Less: commitments substantially at discretion of the Fund				0
Less: unavailable commitments due to borrowing base or other covenant restrictions				0
Total net unfunded revolving and delayed draw term loan commitments				6,727,800
Investment, Identifier [Axis]: Infinity Home Services HoldCo, Inc., Damp;S Amalco and IHS Parent Holdings, L.P.
Total loan commitments			17,461,700
Less: funded commitments			(56,800)
Total net unfunded revolving loan commitments			17,404,900
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			17,404,900
Investment, Identifier [Axis]: Infinity Home Services HoldCo, Inc., Damp;S Amalco and IHS Parent Holdings, L.P., Class A units
Non-controlled/non-affiliate company investments			73,800	65,200
Investment, Identifier [Axis]: Infinity Home Services HoldCo, Inc., Damp;S Amalco and IHS Parent Holdings, L.P., First lien senior secured loan 1
Non-controlled/non-affiliate company investments			10,037,500	4,108,300
Investment, Identifier [Axis]: Infinity Home Services HoldCo, Inc., Damp;S Amalco and IHS Parent Holdings, L.P., First lien senior secured loan 2
Non-controlled/non-affiliate company investments			1,142,800	1,050,800
Investment, Identifier [Axis]: Infinity Home Services HoldCo, Inc., Damp;S Amalco and IHS Parent Holdings, L.P., First lien senior secured loan 3
Non-controlled/non-affiliate company investments			487,900
Investment, Identifier [Axis]: Infinity Home Services HoldCo, Inc., Damp;S Amalco and IHS Parent Holdings, L.P., First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			56,800
Investment, Identifier [Axis]: Inmar, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			17,309,300
Investment, Identifier [Axis]: Instructure Holdings, INC, First lien senior secured loan
Non-controlled/non-affiliate company investments	[4],[5]			9,211,100
Investment, Identifier [Axis]: Instructure Holdings, INC, First lien senior secured loan 1
Non-controlled/non-affiliate company investments			32,089,900
Investment, Identifier [Axis]: Instructure Holdings, INC, First lien senior secured loan 2
Non-controlled/non-affiliate company investments			1,013,800
Investment, Identifier [Axis]: Internet Truckstop Group LLC
Total loan commitments			1,990,000
Less: funded commitments			0
Total net unfunded revolving loan commitments			1,990,000
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			1,990,000
Investment, Identifier [Axis]: Internet Truckstop Group LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			32,952,100
Investment, Identifier [Axis]: Iridium Satellite LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments				6,581,500
Investment, Identifier [Axis]: Iron Mountain Information Management, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			9,236,600	5,496,600
Investment, Identifier [Axis]: Isthmus Capital LLC, Private asset-backed investment 1
Non-controlled/non-affiliate company investments			1,500,900	1,905,100
Investment, Identifier [Axis]: Isthmus Capital LLC, Private asset-backed investment 2
Non-controlled/non-affiliate company investments			19,700	22,100
Investment, Identifier [Axis]: JNPPK 2023-1, Collaterized loan obligation
Non-controlled/non-affiliate company investments				2,011,900
Investment, Identifier [Axis]: Jefferies Finance LLC,First lien senior secured loan
Non-controlled/non-affiliate company investments			10,532,900
Investment, Identifier [Axis]: John Bean Technologies Corporation, First lien senior secured loan
Non-controlled/non-affiliate company investments			13,065,000
Investment, Identifier [Axis]: Johnstone Supply, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			9,206,600
Investment, Identifier [Axis]: KKR 2024-53, Collaterized loan obligation 1
Non-controlled/non-affiliate company investments			5,695,100
Investment, Identifier [Axis]: KKR 2024-53, Collaterized loan obligation 2
Non-controlled/non-affiliate company investments			2,261,900
Investment, Identifier [Axis]: KKR 48, Collaterized loan obligation
Non-controlled/non-affiliate company investments			2,034,300	1,989,500
Investment, Identifier [Axis]: KPS Global LLC and Cool Group LLC
Total loan commitments			3,073,600
Less: funded commitments			0
Total net unfunded revolving loan commitments			3,073,600
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			3,073,600
Investment, Identifier [Axis]: KPS Global LLC and Cool Group LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			4,620,200
Investment, Identifier [Axis]: KUEHG Corp, First lien senior secured loan
Non-controlled/non-affiliate company investments			11,358,500
Investment, Identifier [Axis]: Kaman Corporation, First lien senior secured loan
Non-controlled/non-affiliate company investments			18,979,700
Investment, Identifier [Axis]: Kestra Advisor Services Holdings A, Inc.,First lien senior secured loan
Non-controlled/non-affiliate company investments			1,601,500
Investment, Identifier [Axis]: Keystone Agency Partners LLC
Total loan commitments			3,369,500	34,309,100
Less: funded commitments			(58,800)	0
Total net unfunded revolving loan commitments			3,310,700	34,309,100
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			3,310,700	34,309,100
Investment, Identifier [Axis]: Keystone Agency Partners LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			48,641,300	10,477,100
Investment, Identifier [Axis]: Keystone Agency Partners LLC, First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			58,800
Investment, Identifier [Axis]: Kings Buyer, LLC
Total loan commitments			1,529,300	1,529,300
Less: funded commitments			(382,300)	0
Total net unfunded revolving loan commitments			1,147,000	1,529,300
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			1,147,000	1,529,300
Investment, Identifier [Axis]: Kings Buyer, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			18,239,900	18,148,200
Investment, Identifier [Axis]: Kings Buyer, LLC, First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			382,300
Investment, Identifier [Axis]: Kodiak BP, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			14,994,600
Investment, Identifier [Axis]: LABL, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			34,092,800
Investment, Identifier [Axis]: LBC Woodlands Purchaser LLC and LBC Woodlands Holdings LP
Total loan commitments			13,171,400
Less: funded commitments			0
Total net unfunded revolving loan commitments			13,171,400
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			13,171,400
Investment, Identifier [Axis]: LBC Woodlands Purchaser LLC and LBC Woodlands Holdings LP, Class A common units
Non-controlled/non-affiliate company investments			1,303,300
Investment, Identifier [Axis]: LBC Woodlands Purchaser LLC and LBC Woodlands Holdings LP, First lien senior secured loan
Non-controlled/non-affiliate company investments			20,282,100
Investment, Identifier [Axis]: LBM Acquisition LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments	[4]			5,689,700
Investment, Identifier [Axis]: LBM Acquisition LLC, First lien senior secured loan 1
Non-controlled/non-affiliate company investments			12,478,400
Investment, Identifier [Axis]: LBM Acquisition LLC, First lien senior secured loan 2
Non-controlled/non-affiliate company investments			8,823,000
Investment, Identifier [Axis]: LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), First lien senior secured loan
Non-controlled/non-affiliate company investments			12,941,900	8,996,600
Investment, Identifier [Axis]: LTI Holdings, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			16,737,900
Investment, Identifier [Axis]: Lackawanna Energy Center LLC ,First lien senior secured loan
Non-controlled/non-affiliate company investments			9,937,500
Investment, Identifier [Axis]: Lakeshore Learning Materials, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments	[5]			10,247,800
Investment, Identifier [Axis]: League One Volleyball, Inc., Series B preferred stock
Non-controlled/non-affiliate company investments			2,300	1,000
Investment, Identifier [Axis]: League One Volleyball, Inc., Series C preferred stock
Non-controlled/non-affiliate company investments			600
Investment, Identifier [Axis]: Learning Care Group (US) No. 2 Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			5,963,100	5,999,700
Investment, Identifier [Axis]: Legends Hospitality Holding Company, LLC and ASM Buyer, Inc.
Total loan commitments			4,803,500
Less: funded commitments			(806,400)
Total net unfunded revolving loan commitments			3,997,100
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			3,997,100
Investment, Identifier [Axis]: Legends Hospitality Holding Company, LLC and ASM Buyer, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			26,862,600
Investment, Identifier [Axis]: Legends Hospitality Holding Company, LLC and ASM Buyer, Inc., First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			256,200
Investment, Identifier [Axis]: Leia Finco US LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			23,359,800
Investment, Identifier [Axis]: Leia Finco US LLC, Second lien senior secured loan
Non-controlled/non-affiliate company investments			12,810,700
Investment, Identifier [Axis]: Lernen Bidco Limited,First lien senior secured loan
Non-controlled/non-affiliate company investments			6,565,000
Investment, Identifier [Axis]: Leviathan Intermediate Holdco, LLC and Leviathan Holdings, L.P.
Total loan commitments			182,200	182,200
Less: funded commitments			0	0
Total net unfunded revolving loan commitments			182,200	182,200
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			182,200	182,200
Investment, Identifier [Axis]: Leviathan Intermediate Holdco, LLC and Leviathan Holdings, L.P., First lien senior secured loan
Non-controlled/non-affiliate company investments			16,403,200	9,719,600
Investment, Identifier [Axis]: Leviathan Intermediate Holdco, LLC and Leviathan Holdings, L.P., Limited partnership interests
Non-controlled/non-affiliate company investments			165,100	48,800
Investment, Identifier [Axis]: Life Time Fitness Inc, First lien senior secured loan
Non-controlled/non-affiliate company investments			14,391,700
Investment, Identifier [Axis]: Lifepoint Health Inc, First lien senior secured loan
Non-controlled/non-affiliate company investments			14,505,200	7,771,900
Investment, Identifier [Axis]: Lightbeam Bidco, Inc.
Total loan commitments			2,150,800	3,225,700
Less: funded commitments			(300)	0
Total net unfunded revolving loan commitments			2,150,500	3,225,700
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			2,150,500	3,225,700
Investment, Identifier [Axis]: Lightbeam Bidco, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			17,163,400
Investment, Identifier [Axis]: Lightbeam Bidco, Inc., First lien senior secured loan 1
Non-controlled/non-affiliate company investments				15,000,000
Investment, Identifier [Axis]: Lightbeam Bidco, Inc., First lien senior secured loan 2
Non-controlled/non-affiliate company investments				1,209,300
Investment, Identifier [Axis]: Lightbeam Bidco, Inc., First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			0
Investment, Identifier [Axis]: Lightstone Holdco LLC,First lien senior secured loan
Non-controlled/non-affiliate company investments			6,340,700
Investment, Identifier [Axis]: Linden Structured Capital Fund II-A LP
Total loan commitments			2,572,900
Less: funded commitments			(1,470,700)
Total net unfunded revolving loan commitments			1,102,200
Less: commitments substantially at discretion of the Fund			0
Total net unfunded revolving and delayed draw term loan commitments			1,102,200
Investment, Identifier [Axis]: Linden Structured Capital Fund II-A LP, Limited partnership interests
Non-controlled/non-affiliate company investments			1,479,600
Investment, Identifier [Axis]: LivTech Purchaser, Inc.
Total loan commitments			5,538,200
Less: funded commitments			0
Total net unfunded revolving loan commitments			5,538,200
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			5,538,200
Investment, Identifier [Axis]: LivTech Purchaser, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			3,805,900
Investment, Identifier [Axis]: LiveBarn Inc., Middle preferred shares
Non-controlled/non-affiliate company investments			12,498,800	10,000,000
Investment, Identifier [Axis]: Loire UK Midco 3 Limited, First lien senior secured loan 1
Non-controlled/non-affiliate company investments			1,767,000
Investment, Identifier [Axis]: Loire UK Midco 3 Limited, First lien senior secured loan 2
Non-controlled/non-affiliate company investments			3,939,600
Investment, Identifier [Axis]: M6 Etx Holdings II Midco LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			21,692,600
Investment, Identifier [Axis]: MAGNE 2019-24, Collaterized loan obligation
Non-controlled/non-affiliate company investments			503,200
Investment, Identifier [Axis]: MAGNE 2022-33, Collaterized loan obligation
Non-controlled/non-affiliate company investments			5,995,800
Investment, Identifier [Axis]: MAGNE 2023-36, Collaterized loan obligation
Non-controlled/non-affiliate company investments			1,777,800	1,765,900
Investment, Identifier [Axis]: MAGNE 2023-39, Collaterized loan obligation
Non-controlled/non-affiliate company investments			640,800
Investment, Identifier [Axis]: MAGNE 2024-41, Collaterized loan obligation
Non-controlled/non-affiliate company investments			2,324,500
Investment, Identifier [Axis]: MAGNE 2024-42, Collaterized loan obligation
Non-controlled/non-affiliate company investments			2,136,000
Investment, Identifier [Axis]: MAGNE 2024-44, Collaterized loan obligation
Non-controlled/non-affiliate company investments			3,747,700
Investment, Identifier [Axis]: MDPK 2016-20, Collaterized loan obligation
Non-controlled/non-affiliate company investments			2,770,000
Investment, Identifier [Axis]: MDPK 2018-32, Collaterized loan obligation
Non-controlled/non-affiliate company investments			4,924,300
Investment, Identifier [Axis]: MDPK 2019-34, Collaterized loan obligation
Non-controlled/non-affiliate company investments			1,729,700
Investment, Identifier [Axis]: MDPK 2019-37, Collaterized loan obligation
Non-controlled/non-affiliate company investments			1,016,100
Investment, Identifier [Axis]: MDPK 2021-59, Collaterized loan obligation
Non-controlled/non-affiliate company investments			2,282,600
Investment, Identifier [Axis]: MDPK 2022-55, Collaterized loan obligation
Non-controlled/non-affiliate company investments			1,704,800
Investment, Identifier [Axis]: MDPK 2022-60, Collaterized loan obligation
Non-controlled/non-affiliate company investments			5,745,800
Investment, Identifier [Axis]: MDPK 2024-66, Collaterized loan obligation 1
Non-controlled/non-affiliate company investments			2,513,000
Investment, Identifier [Axis]: MDPK 2024-66, Collaterized loan obligation 2
Non-controlled/non-affiliate company investments			2,336,300
Investment, Identifier [Axis]: MDPK 2024-67, Collaterized loan obligation
Non-controlled/non-affiliate company investments			2,571,100
Investment, Identifier [Axis]: MDPK 2024-68, Collaterized loan obligation
Non-controlled/non-affiliate company investments			2,387,400
Investment, Identifier [Axis]: MDPK 2024-69, Collaterized loan obligation
Non-controlled/non-affiliate company investments			1,543,700
Investment, Identifier [Axis]: MH Sub I, LLC (Micro Holding Corp.), First lien senior secured loan 1
Non-controlled/non-affiliate company investments			22,654,600
Investment, Identifier [Axis]: MH Sub I, LLC (Micro Holding Corp.), First lien senior secured loan 2
Non-controlled/non-affiliate company investments			24,678,500
Investment, Identifier [Axis]: MKS Instruments, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments	[5]			4,486,700
Investment, Identifier [Axis]: MSD Investment Corp., Corporate bond
Non-controlled/non-affiliate company investments			25,026,300
Investment, Identifier [Axis]: Madison Safety amp; Flow LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			15,528,700
Investment, Identifier [Axis]: Magellan Topco
Total loan commitments			172,600
Less: funded commitments			0
Total net unfunded revolving loan commitments			172,600
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			172,600
Investment, Identifier [Axis]: Magellan Topco, First lien senior secured loan
Non-controlled/non-affiliate company investments			862,900
Investment, Identifier [Axis]: Mai Capital Management Intermediate LLC
Total loan commitments			4,611,300
Less: funded commitments			(222,900)
Total net unfunded revolving loan commitments			4,388,400
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			4,388,400
Investment, Identifier [Axis]: Mai Capital Management Intermediate LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			8,582,400
Investment, Identifier [Axis]: Mai Capital Management Intermediate LLC, First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			206,200
Investment, Identifier [Axis]: Mamba Purchaser, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			31,488,400	13,334,000
Investment, Identifier [Axis]: Maravai Intermediate Holdings, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments				10,078,600
Investment, Identifier [Axis]: Marcel Bidco LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			11,685,600	10,355,900	[4],[5]
Investment, Identifier [Axis]: Mariner Wealth Advisors, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			15,461,000
Investment, Identifier [Axis]: Mars Downstop Loan Purchaser Trust, Private asset-backed investment
Non-controlled/non-affiliate company investments			20,393,400
Investment, Identifier [Axis]: Max US Bidco Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments				23,287,500
Investment, Identifier [Axis]: McAfee Corp., First lien senior secured loan
Non-controlled/non-affiliate company investments			25,366,800
Investment, Identifier [Axis]: Medlar Bidco Limited
Total loan commitments			76,698,100
Less: funded commitments			0
Total net unfunded revolving loan commitments			76,698,100
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			76,698,100
Investment, Identifier [Axis]: Medline Borrower, LP, First lien senior secured loan
Non-controlled/non-affiliate company investments			60,042,800	13,025,300
Investment, Identifier [Axis]: Mermaid Bidco Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			18,877,900
Investment, Identifier [Axis]: Metatiedot Bidco OY and Metatiedot US, LLC
Total loan commitments			3,304,100
Less: funded commitments			(200,200)
Total net unfunded revolving loan commitments			3,103,900
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			3,103,900
Investment, Identifier [Axis]: Metatiedot Bidco OY and Metatiedot US, LLC, First lien senior secured loan 1
Non-controlled/non-affiliate company investments			6,397,800
Investment, Identifier [Axis]: Metatiedot Bidco OY and Metatiedot US, LLC, First lien senior secured loan 2
Non-controlled/non-affiliate company investments			4,601,800
Investment, Identifier [Axis]: Metatiedot Bidco OY and Metatiedot US, LLC, First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			180,400
Investment, Identifier [Axis]: Meyer Laboratory, LLC and Meyer Parent, LLC
Total loan commitments			5,027,900
Less: funded commitments			0
Total net unfunded revolving loan commitments			5,027,900
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			5,027,900
Investment, Identifier [Axis]: Meyer Laboratory, LLC and Meyer Parent, LLC, Common units
Non-controlled/non-affiliate company investments			185,800
Investment, Identifier [Axis]: Meyer Laboratory, LLC and Meyer Parent, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			9,872,300
Investment, Identifier [Axis]: MidOcean CLO Equity Fund I, LP
Total loan commitments			1,075,000
Less: funded commitments			0
Total net unfunded revolving loan commitments			1,075,000
Less: commitments substantially at discretion of the Fund			0
Total net unfunded revolving and delayed draw term loan commitments			1,075,000
Investment, Identifier [Axis]: MidOcean CLO Equity Fund I, LP, Limited partnership interest
Non-controlled/non-affiliate company investments			5,255,400
Investment, Identifier [Axis]: Midcap Financial Issuer Trust, Senior subordinated loan
Non-controlled/non-affiliate company investments				4,688,800
Investment, Identifier [Axis]: Mirion Technologies (US Holdings), Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments				3,681,500
Investment, Identifier [Axis]: Mirion Technologies, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			5,164,200
Investment, Identifier [Axis]: Mister Car Wash Holdings, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			18,347,800
Investment, Identifier [Axis]: Mitchell International, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			22,126,300
Investment, Identifier [Axis]: Mitchell International, Inc., First lien senior secured loan 1
Non-controlled/non-affiliate company investments	[4],[5]			14,974,100
Investment, Identifier [Axis]: Mitchell International, Inc., First lien senior secured loan 2
Non-controlled/non-affiliate company investments	[4],[5]			99,600
Investment, Identifier [Axis]: Mitchell International, Inc., Second lien senior secured loan
Non-controlled/non-affiliate company investments			29,571,900	142,800	[4],[5]
Investment, Identifier [Axis]: Monroe Capital Income Plus Corporation, Corporate bond
Non-controlled/non-affiliate company investments			10,824,600
Investment, Identifier [Axis]: Monroe Capital Income Plus Corporation, Senior subordinated loan
Non-controlled/non-affiliate company investments				10,506,900
Investment, Identifier [Axis]: Mosel Bidco SE, First lien senior secured loan
Non-controlled/non-affiliate company investments			8,193,200	8,112,100	[4],[5]
Investment, Identifier [Axis]: Motion Acquisition Limited, First lien senior secured loan
Non-controlled/non-affiliate company investments				11,081,500
Investment, Identifier [Axis]: Motus LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			15,805,500
Investment, Identifier [Axis]: Mountaineer Merger Corporation
Total loan commitments			11,254,000
Less: funded commitments			(8,135,000)
Total net unfunded revolving loan commitments			3,119,000
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			3,119,000
Investment, Identifier [Axis]: Mountaineer Merger Corporation, First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			7,952,100
Investment, Identifier [Axis]: Mr. Greens Intermediate, LLC, Florida Veg Investments LLC, MRG Texas, LLC and Restaurant Produce and Services Blocker, LLC
Total loan commitments			5,526,300	5,526,300
Less: funded commitments			(206,500)	0
Total net unfunded revolving loan commitments			5,319,800	5,526,300
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			5,319,800	5,526,300
Investment, Identifier [Axis]: Mr. Greens Intermediate, LLC, Florida Veg Investments LLC, MRG Texas, LLC and Restaurant Produce and Services Blocker, LLC, Class B limited liability company interest
Non-controlled/non-affiliate company investments			85,800	104,300
Investment, Identifier [Axis]: Mr. Greens Intermediate, LLC, Florida Veg Investments LLC, MRG Texas, LLC and Restaurant Produce and Services Blocker, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			9,331,600	9,426,300
Investment, Identifier [Axis]: Mustang Prospects Holdco, LLC, Mustang Prospects Purchaser, LLC and Senske Acquisition, Inc.
Total loan commitments			7,861,500
Less: funded commitments			0
Total net unfunded revolving loan commitments			7,861,500
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			7,861,500
Investment, Identifier [Axis]: Mustang Prospects Holdco, LLC, Mustang Prospects Purchaser, LLC and Senske Acquisition, Inc., Class A preferred units
Non-controlled/non-affiliate company investments			870,200
Investment, Identifier [Axis]: Mustang Prospects Holdco, LLC, Mustang Prospects Purchaser, LLC and Senske Acquisition, Inc., Class B common units
Non-controlled/non-affiliate company investments			365,200
Investment, Identifier [Axis]: Mustang Prospects Holdco, LLC, Mustang Prospects Purchaser, LLC and Senske Acquisition, Inc., First lien senior secured loan 1
Non-controlled/non-affiliate company investments			21,867,500
Investment, Identifier [Axis]: Mustang Prospects Holdco, LLC, Mustang Prospects Purchaser, LLC and Senske Acquisition, Inc., First lien senior secured loan 2
Non-controlled/non-affiliate company investments			5,546,000
Investment, Identifier [Axis]: NASCAR Holdings, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments				897,900
Investment, Identifier [Axis]: NEP Group, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments				5,736,600
Investment, Identifier [Axis]: NEP Group, Inc., First lien senior secured loan 1
Non-controlled/non-affiliate company investments			23,431,600
Investment, Identifier [Axis]: NEP Group, Inc., First lien senior secured loan 2
Non-controlled/non-affiliate company investments			13,154,600
Investment, Identifier [Axis]: NFP Corp., First lien senior secured loan
Non-controlled/non-affiliate company investments				8,309,100
Investment, Identifier [Axis]: NMC CLO-2, Collaterized loan obligation
Non-controlled/non-affiliate company investments			942,400
Investment, Identifier [Axis]: Netsmart, Inc. and Netsmart Technologies, Inc.
Total loan commitments			22,120,100
Less: funded commitments			0
Total net unfunded revolving loan commitments			22,120,100
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			22,120,100
Investment, Identifier [Axis]: Netsmart, Inc. and Netsmart Technologies, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			77,855,600	34,891,200	[4],[5]
Investment, Identifier [Axis]: New ChurcHill HoldCo LLC and Victory Topco, LP
Total loan commitments			12,959,100	20,322,900
Less: funded commitments			0	(321,600)
Total net unfunded revolving loan commitments			12,959,100	20,001,300
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			12,959,100	20,001,300
Investment, Identifier [Axis]: New ChurcHill HoldCo LLC and Victory Topco, LP, Class A-2 common units
Non-controlled/non-affiliate company investments			3,976,000	2,329,000
Investment, Identifier [Axis]: New ChurcHill HoldCo LLC and Victory Topco, LP, First lien senior secured loan
Non-controlled/non-affiliate company investments			19,535,400	11,746,100
Investment, Identifier [Axis]: New ChurcHill HoldCo LLC and Victory Topco, LP, First lien senior secured revolving loan
Non-controlled/non-affiliate company investments				270,100
Investment, Identifier [Axis]: Next Holdco, LLC
Total loan commitments			1,697,600	1,697,600
Less: funded commitments			0	0
Total net unfunded revolving loan commitments			1,697,600	1,697,600
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			1,697,600	1,697,600
Investment, Identifier [Axis]: Next Holdco, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			5,742,800	5,699,400
Investment, Identifier [Axis]: Nexus Buyer LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			2,975,800
Investment, Identifier [Axis]: Nomi Health, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			18,425,100	11,290,000
Investment, Identifier [Axis]: Nomi Health, Inc., Warrant to purchase Class A common stock
Non-controlled/non-affiliate company investments			74,800
Investment, Identifier [Axis]: Nomi Health, Inc., Warrant to purchase Series B preferred stock
Non-controlled/non-affiliate company investments			100
Investment, Identifier [Axis]: Nord Anglia, First lien senior secured loan
Non-controlled/non-affiliate company investments			7,055,400
Investment, Identifier [Axis]: Nordic Ferry Infrastructure AS, Senior subordinated loan 1
Non-controlled/non-affiliate company investments			57,108,500
Investment, Identifier [Axis]: Nordic Ferry Infrastructure AS, Senior subordinated loan 2
Non-controlled/non-affiliate company investments			56,694,700
Investment, Identifier [Axis]: North Haven Fairway Buyer, LLC, Fairway Lawns, LLC and Command Pest Control, LLC
Non-controlled/non-affiliate company investments				3,413,400
Total loan commitments			6,146,200	1,200,400
Less: funded commitments			(234,500)	0
Total net unfunded revolving loan commitments			5,911,700	1,200,400
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			5,911,700	1,200,400
Investment, Identifier [Axis]: North Haven Fairway Buyer, LLC, Fairway Lawns, LLC and Command Pest Control, LLC, First lien senior secured loan 1
Non-controlled/non-affiliate company investments			3,280,700
Investment, Identifier [Axis]: North Haven Fairway Buyer, LLC, Fairway Lawns, LLC and Command Pest Control, LLC, First lien senior secured loan 2
Non-controlled/non-affiliate company investments			4,120,700
Investment, Identifier [Axis]: North Haven Fairway Buyer, LLC, Fairway Lawns, LLC and Command Pest Control, LLC, First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			234,500
Investment, Identifier [Axis]: North Haven Stack Buyer, LLC
Total loan commitments			5,000	17,900
Less: funded commitments			0	0
Total net unfunded revolving loan commitments			5,000	17,900
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			5,000	17,900
Investment, Identifier [Axis]: North Haven Stack Buyer, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments				7,100
Investment, Identifier [Axis]: North Haven Stack Buyer, LLC, First lien senior secured loan 1
Non-controlled/non-affiliate company investments			24,800
Investment, Identifier [Axis]: North Haven Stack Buyer, LLC, First lien senior secured loan 2
Non-controlled/non-affiliate company investments			3,500
Investment, Identifier [Axis]: North Star Acquisitionco, LLC and Toucan Bidco Limited
Total loan commitments			2,550,000
Less: funded commitments			0
Total net unfunded revolving loan commitments			2,550,000
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			2,550,000
Investment, Identifier [Axis]: North Star Acquisitionco, LLC and Toucan Bidco Limited, First lien senior secured loan 1
Non-controlled/non-affiliate company investments			12,553,900
Investment, Identifier [Axis]: North Star Acquisitionco, LLC and Toucan Bidco Limited, First lien senior secured loan 2
Non-controlled/non-affiliate company investments			2,360,400
Investment, Identifier [Axis]: North Star Acquisitionco, LLC and Toucan Bidco Limited, First lien senior secured loan 3
Non-controlled/non-affiliate company investments			1,534,500
Investment, Identifier [Axis]: North Star Acquisitionco, LLC and Toucan Bidco Limited, First lien senior secured loan 4
Non-controlled/non-affiliate company investments			701,400
Investment, Identifier [Axis]: Northwinds Holding, Inc. and Northwinds Services Group LLC
Total loan commitments			10,936,900	3,450,000
Less: funded commitments			(250,000)	0
Total net unfunded revolving loan commitments			10,686,900	3,450,000
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			10,686,900	3,450,000
Investment, Identifier [Axis]: Northwinds Holding, Inc. and Northwinds Services Group LLC, Common units
Non-controlled/non-affiliate company investments			201,200	109,400
Investment, Identifier [Axis]: Northwinds Holding, Inc. and Northwinds Services Group LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			12,410,900	11,499,100
Investment, Identifier [Axis]: Northwinds Holding, Inc. and Northwinds Services Group LLC, First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			250,000
Investment, Identifier [Axis]: Nuvei Technologies Corp., First lien senior secured loan
Non-controlled/non-affiliate company investments			18,137,000
Investment, Identifier [Axis]: OAKC 2015-12, Collaterized loan obligation
Non-controlled/non-affiliate company investments			9,474,300
Investment, Identifier [Axis]: OAKC 2016-13, Collaterized loan obligation 1
Non-controlled/non-affiliate company investments			2,341,200
Investment, Identifier [Axis]: OAKC 2016-13, Collaterized loan obligation 2
Non-controlled/non-affiliate company investments			1,122,500
Investment, Identifier [Axis]: OAKC 2016-13, Collaterized loan obligation 3
Non-controlled/non-affiliate company investments			1,253,400
Investment, Identifier [Axis]: OAKC 2017-15, Collaterized loan obligation
Non-controlled/non-affiliate company investments			1,997,700
Investment, Identifier [Axis]: OAKC 2019-3, Collaterized loan obligation
Non-controlled/non-affiliate company investments			501,400
Investment, Identifier [Axis]: OAKC 2019-4, Collaterized loan obligation 1
Non-controlled/non-affiliate company investments			3,658,900
Investment, Identifier [Axis]: OAKC 2020-5, Collaterized loan obligation 1
Non-controlled/non-affiliate company investments			3,162,100
Investment, Identifier [Axis]: OAKC 2020-6, Collaterized loan obligation 1
Non-controlled/non-affiliate company investments			3,410,900
Investment, Identifier [Axis]: OAKC 2020-6, Collaterized loan obligation 2
Non-controlled/non-affiliate company investments			1,109,900
Investment, Identifier [Axis]: OAKC 2021-16, Collaterized loan obligation
Non-controlled/non-affiliate company investments			1,079,900
Investment, Identifier [Axis]: OAKC 2021-9, Collaterized loan obligation
Non-controlled/non-affiliate company investments			2,107,800
Investment, Identifier [Axis]: OAKC 2021-9, Collaterized loan obligation 1
Non-controlled/non-affiliate company investments			1,526,100
Investment, Identifier [Axis]: OAKC 2022-12, Collaterized loan obligation
Non-controlled/non-affiliate company investments			2,038,600	1,992,200
Investment, Identifier [Axis]: OAKC 2023-15, Collaterized loan obligation
Non-controlled/non-affiliate company investments			2,032,600	2,047,400
Investment, Identifier [Axis]: OAKC 2023-16, Collaterized loan obligation
Non-controlled/non-affiliate company investments			2,040,600	1,994,600
Investment, Identifier [Axis]: OCPA 2023-29, Collaterized loan obligation
Non-controlled/non-affiliate company investments			1,005,000
Investment, Identifier [Axis]: OCT66 2022-1, Collaterized loan obligation
Non-controlled/non-affiliate company investments			958,700
Investment, Identifier [Axis]: OHACP 2024-17, Collaterized loan obligation 1
Non-controlled/non-affiliate company investments			3,007,600
Investment, Identifier [Axis]: OHACP 2024-17, Collaterized loan obligation 2
Non-controlled/non-affiliate company investments			2,484,700
Investment, Identifier [Axis]: OKANAGAN 2024-1, Private asset-backed investment
Non-controlled/non-affiliate company investments			30,300,000
Investment, Identifier [Axis]: OPH NEP Investment, LLC
Purchases (cost)			30,771,700
Redemptions (cost)			0
Sales (cost)			0
Interest income			2,377,000
Dividend income			0
Other income			0
Net realized gains (losses)			0
Net unrealized gains (losses)			2,528,700
Non-controlled/non-affiliate company investments			35,019,400
Investment, Identifier [Axis]: OPH NEP Investment, LLC, Class B common units
Non-controlled/non-affiliate company investments			2,274,900
Investment, Identifier [Axis]: OPH NEP Investment, LLC, Senior subordinated loan
Non-controlled/non-affiliate company investments			32,744,500
Investment, Identifier [Axis]: OVG Business Services, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			4,069,900
Investment, Identifier [Axis]: OakBridge Insurance Agency LLC and Maple Acquisition Holdings, LP
Total loan commitments			4,092,400	5,803,600
Less: funded commitments			(223,200)	0
Total net unfunded revolving loan commitments			3,869,200	5,803,600
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			3,869,200	5,803,600
Investment, Identifier [Axis]: OakBridge Insurance Agency LLC and Maple Acquisition Holdings, LP, Class A2 units
Non-controlled/non-affiliate company investments			1,899,800	2,050,000
Investment, Identifier [Axis]: OakBridge Insurance Agency LLC and Maple Acquisition Holdings, LP, First lien senior secured loan
Non-controlled/non-affiliate company investments			10,837,800	9,012,500
Investment, Identifier [Axis]: OakBridge Insurance Agency LLC and Maple Acquisition Holdings, LP, First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			223,200
Investment, Identifier [Axis]: Omnia Partners, LLC
Total loan commitments				429,400
Less: funded commitments				0
Total net unfunded revolving loan commitments				429,400
Less: commitments substantially at discretion of the Fund				0
Less: unavailable commitments due to borrowing base or other covenant restrictions				0
Total net unfunded revolving and delayed draw term loan commitments				429,400
Investment, Identifier [Axis]: Omnia Partners, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			30,028,100	4,596,400
Investment, Identifier [Axis]: OneDigital Borrower LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			36,959,300	4,987,300
Investment, Identifier [Axis]: Open Text Corporation, First lien senior secured loan
Non-controlled/non-affiliate company investments			8,004,100	7,545,300	[4],[5]
Investment, Identifier [Axis]: Option Care Health Inc, First lien senior secured loan
Non-controlled/non-affiliate company investments			4,815,400	5,914,500
Investment, Identifier [Axis]: Orange Barrel Media, LLC/IKE Smart City, LLC
Total loan commitments			3,284,700
Less: funded commitments			0
Total net unfunded revolving loan commitments			3,284,700
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			3,284,700
Investment, Identifier [Axis]: Orange Barrel Media, LLC/IKE Smart City, LLC, Private asset-backed investment
Non-controlled/non-affiliate company investments			2,852,000
Investment, Identifier [Axis]: Orange Barrel Media, LLC/IKE Smart City, LLC, Private asset-backed investment 2
Non-controlled/non-affiliate company investments			1,863,300
Investment, Identifier [Axis]: PCI Gaming Authority, First lien senior secured loan
Non-controlled/non-affiliate company investments			4,261,800
Investment, Identifier [Axis]: PCIA SPV-3, LLC and ASE Royal Aggregator, LLC
Total loan commitments			4,266,700	4,600,000
Less: funded commitments			0	0
Total net unfunded revolving loan commitments			4,266,700	4,600,000
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			4,266,700	4,600,000
Investment, Identifier [Axis]: PCIA SPV-3, LLC and ASE Royal Aggregator, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			9,306,800	9,066,700
Investment, Identifier [Axis]: PCIA SPV-3, LLC and ASE Royal Aggregator, LLC, Preferred units
Non-controlled/non-affiliate company investments			1,561,300	1,333,300
Investment, Identifier [Axis]: PCS MidCo, Inc. and PCS Parent, L.P.
Total loan commitments			3,088,600
Less: funded commitments			(238,600)
Total net unfunded revolving loan commitments			2,850,000
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			2,850,000
Investment, Identifier [Axis]: PCS MidCo, Inc. and PCS Parent, L.P., Class A units
Non-controlled/non-affiliate company investments			865,600
Investment, Identifier [Axis]: PCS MidCo, Inc. and PCS Parent, L.P., First lien senior secured loan 1
Non-controlled/non-affiliate company investments			10,150,600
Investment, Identifier [Axis]: PCS MidCo, Inc. and PCS Parent, L.P., First lien senior secured loan 2
Non-controlled/non-affiliate company investments			1,678,100
Investment, Identifier [Axis]: PCS MidCo, Inc. and PCS Parent, L.P., First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			238,600
Investment, Identifier [Axis]: PG Investment Company 59 S.a r.l., First lien senior secured loan
Non-controlled/non-affiliate company investments			14,778,500
Investment, Identifier [Axis]: PROSE 2024-3, Private asset-backed investment
Non-controlled/non-affiliate company investments			24,526,800
Investment, Identifier [Axis]: PSC Parent, Inc.
Total loan commitments			17,758,500
Less: funded commitments			(6,017,600)
Total net unfunded revolving loan commitments			11,740,900
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			11,740,900
Investment, Identifier [Axis]: PSC Parent, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			47,123,400
Investment, Identifier [Axis]: PSC Parent, Inc., First lien senior secured revolving loan 1
Non-controlled/non-affiliate company investments			5,790,400
Investment, Identifier [Axis]: PXLY 2024-1, Collaterized loan obligation
Non-controlled/non-affiliate company investments			6,584,100
Investment, Identifier [Axis]: PYE-Barker Fire amp; Safety, LLC
Total loan commitments			38,875,600	14,963,600
Less: funded commitments			(1,085,700)	0
Total net unfunded revolving loan commitments			37,789,900	14,963,600
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			37,789,900	14,963,600
Investment, Identifier [Axis]: PYE-Barker Fire amp; Safety, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			31,674,400
Investment, Identifier [Axis]: PYE-Barker Fire amp; Safety, LLC, First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			1,085,700
Investment, Identifier [Axis]: Packaging Coordinators Midco, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			52,827,600	9,274,400
Investment, Identifier [Axis]: Paint Intermediate III, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			20,985,000
Investment, Identifier [Axis]: Pallas Funding Trust No.2
Total loan commitments			353,700
Less: funded commitments			0
Total net unfunded revolving loan commitments			353,700
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			353,700
Investment, Identifier [Axis]: Pallas Funding Trust No.2, Private asset backed investment 1
Non-controlled/non-affiliate company investments			1,323,700
Investment, Identifier [Axis]: Pallas Funding Trust No.2, Private asset backed investment 2
Non-controlled/non-affiliate company investments			756,400
Investment, Identifier [Axis]: Pallas NZ Funding Trust No. 1
Total loan commitments			1,189,600
Less: funded commitments			(1,189,600)
Total net unfunded revolving loan commitments			0
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			0
Investment, Identifier [Axis]: Pallas NZ Funding Trust No. 1, Private asset backed investment
Non-controlled/non-affiliate company investments			1,189,600
Investment, Identifier [Axis]: Par Petroleum LLC / Par Petroleum Finance Corp, First lien senior secured loan
Non-controlled/non-affiliate company investments			18,523,600
Investment, Identifier [Axis]: Paragon 28, Inc. and Paragon Advanced Technologies, Inc.
Total loan commitments			7,072,400	7,072,400
Less: funded commitments			(500)	(500)
Total net unfunded revolving loan commitments			7,071,900	7,071,900
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			7,071,900	7,071,900
Investment, Identifier [Axis]: Paragon 28, Inc. and Paragon Advanced Technologies, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			21,214,900	20,684,500
Investment, Identifier [Axis]: Paragon 28, Inc. and Paragon Advanced Technologies, Inc., First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			500	500
Investment, Identifier [Axis]: Parexel International Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			14,478,800
Investment, Identifier [Axis]: Paris US Holdco, Inc. amp; 1001028292 Ontario Inc.
Total loan commitments			22,095,500
Less: funded commitments			0
Total net unfunded revolving loan commitments			22,095,500
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			22,095,500
Investment, Identifier [Axis]: Paris US Holdco, Inc. amp; 1001028292 Ontario Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			52,375,400
Investment, Identifier [Axis]: Particle Luxembourg S.a.r.l., First lien senior secured loan
Non-controlled/non-affiliate company investments			9,593,600	1,440,500	[4],[5]
Investment, Identifier [Axis]: Pathstone Family Office LLC and Kelso XI Tailwind Co-Investment, L.P.
Total loan commitments			3,600	1,183,600
Less: funded commitments			0	(166,100)
Total net unfunded revolving loan commitments			3,600	1,017,500
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions				0
Total net unfunded revolving and delayed draw term loan commitments			3,600	1,017,500
Investment, Identifier [Axis]: Pathstone Family Office LLC and Kelso XI Tailwind Co-Investment, L.P. 1
Total loan commitments			4,783,500	19,600
Less: funded commitments			0
Total net unfunded revolving loan commitments			4,783,500	19,600
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			4,783,500	19,600
Investment, Identifier [Axis]: Pathstone Family Office LLC and Kelso XI Tailwind Co-Investment, L.P., First lien senior secured loan 1
Non-controlled/non-affiliate company investments			12,539,900	32,400
Investment, Identifier [Axis]: Pathstone Family Office LLC and Kelso XI Tailwind Co-Investment, L.P., First lien senior secured loan 2
Non-controlled/non-affiliate company investments			14,344,900	13,779,800
Investment, Identifier [Axis]: Pathstone Family Office LLC and Kelso XI Tailwind Co-Investment, L.P., First lien senior secured revolving loan
Non-controlled/non-affiliate company investments				166,100
Investment, Identifier [Axis]: Pathstone Family Office LLC and Kelso XI Tailwind Co-Investment, L.P., Limited partnership interests
Non-controlled/non-affiliate company investments			120,300	79,400
Investment, Identifier [Axis]: Peer Holding III B.V., First lien senior secured loan
Non-controlled/non-affiliate company investments				5,010,400
Investment, Identifier [Axis]: PestCo Holdings, LLC and PestCo, LLC
Total loan commitments			2,463,400	2,481,000
Less: funded commitments			0	0
Total net unfunded revolving loan commitments			2,463,400	2,481,000
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			2,463,400	2,481,000
Investment, Identifier [Axis]: PestCo Holdings, LLC and PestCo, LLC, Class A units
Non-controlled/non-affiliate company investments			141,600	128,000
Investment, Identifier [Axis]: PestCo Holdings, LLC and PestCo, LLC, First lien senior secured loan 1
Non-controlled/non-affiliate company investments			12,219,500	9,845,600
Investment, Identifier [Axis]: PestCo Holdings, LLC and PestCo, LLC, First lien senior secured loan 2
Non-controlled/non-affiliate company investments			3,799,000
Investment, Identifier [Axis]: Phoenix YW Buyer, Inc. and Phoenix YW Parent, Inc.
Total loan commitments			7,139,200
Less: funded commitments			0
Total net unfunded revolving loan commitments			7,139,200
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			7,139,200
Investment, Identifier [Axis]: Phoenix YW Buyer, Inc. and Phoenix YW Parent, Inc., Class B common stock
Non-controlled/non-affiliate company investments			3,833,200
Investment, Identifier [Axis]: Phoenix YW Buyer, Inc. and Phoenix YW Parent, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			51,123,800
Investment, Identifier [Axis]: Pike Corporation, First lien senior secured loan
Non-controlled/non-affiliate company investments			1,042,600	7,551,300	[4]
Investment, Identifier [Axis]: Pinnacle MEP Intermediate Holdco LLC and BPCP Pinnacle Holdings, Inc.
Total loan commitments			9,091,500
Less: funded commitments			(475,500)
Total net unfunded revolving loan commitments			8,616,000
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			8,616,000
Investment, Identifier [Axis]: Pinnacle MEP Intermediate Holdco LLC and BPCP Pinnacle Holdings, Inc., Common stock
Non-controlled/non-affiliate company investments			866,000
Investment, Identifier [Axis]: Pinnacle MEP Intermediate Holdco LLC and BPCP Pinnacle Holdings, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			7,173,400
Investment, Identifier [Axis]: Pinnacle MEP Intermediate Holdco LLC and BPCP Pinnacle Holdings, Inc., First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			439,900
Investment, Identifier [Axis]: Planview Parent, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			31,243,800
Investment, Identifier [Axis]: PointClickCare Technologies Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			30,374,900	5,968,000
Investment, Identifier [Axis]: Polaris Newco, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			32,980,100	4,415,200	[4],[5]
Investment, Identifier [Axis]: Prairie ECI Acquiror LP, First lien senior secured loan
Non-controlled/non-affiliate company investments			11,559,100
Investment, Identifier [Axis]: Precision Medicine Group, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			15,166,400	7,827,100
Investment, Identifier [Axis]: Pregis TopCo LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			26,704,400
Investment, Identifier [Axis]: Premiere Buyer, LLC
Total loan commitments			7,905,400
Less: funded commitments			0
Total net unfunded revolving loan commitments			7,905,400
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			7,905,400
Investment, Identifier [Axis]: Premiere Buyer, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			24,471,600
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC
Total loan commitments			2,000	6,001,000
Less: funded commitments			(2,000)	(500)
Total net unfunded revolving loan commitments			0	6,000,500
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			0	6,000,500
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments				18,699,200
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC, First lien senior secured loan 1
Non-controlled/non-affiliate company investments			26,141,700
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC, First lien senior secured loan 2
Non-controlled/non-affiliate company investments			12,652,500
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC, First lien senior secured revolving loan
Non-controlled/non-affiliate company investments				500
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC, First lien senior secured revolving loan 1
Non-controlled/non-affiliate company investments			1,900
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC, First lien senior secured revolving loan 2
Non-controlled/non-affiliate company investments			100
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC, Warrant to purchase Class A common units 1
Non-controlled/non-affiliate company investments			4,286,000
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC, Warrant to purchase Class A common units 2
Non-controlled/non-affiliate company investments			1,385,300
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC, Warrant to purchase units of Class A common units
Non-controlled/non-affiliate company investments				809,300
Investment, Identifier [Axis]: Project Accelerate Parent, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments	[4],[5]			17,052,200
Investment, Identifier [Axis]: Project Alpha Intermediate Holding, Inc. and Qlik Parent, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			17,098,300
Investment, Identifier [Axis]: Project Alpha Intermediate Holding, Inc. and Qlik Parent, Inc., First lien senior secured loan 1
Non-controlled/non-affiliate company investments			9,025,200
Investment, Identifier [Axis]: Project Boost Purchaser, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			53,081,300
Investment, Identifier [Axis]: Project Boost Purchaser, LLC, First lien senior secured loan 1
Non-controlled/non-affiliate company investments	[4],[5]			11,063,200
Investment, Identifier [Axis]: Project Boost Purchaser, LLC, First lien senior secured loan 2
Non-controlled/non-affiliate company investments	[4],[5]			10,159,500
Investment, Identifier [Axis]: Project Boost Purchaser, LLC, Second lien senior secured loan
Non-controlled/non-affiliate company investments			7,814,000
Investment, Identifier [Axis]: Project Ruby Ultimate Parent Corp., First lien senior secured loan
Non-controlled/non-affiliate company investments			36,127,400
Investment, Identifier [Axis]: Proofpoint, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			60,320,900	17,658,200	[4],[5]
Investment, Identifier [Axis]: Propulsion (BC) Newco LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			21,920,100	7,842,800	[4]
Investment, Identifier [Axis]: PushPay USA Inc.
Total loan commitments				357,100
Less: funded commitments				0
Total net unfunded revolving loan commitments				357,100
Less: commitments substantially at discretion of the Fund				0
Less: unavailable commitments due to borrowing base or other covenant restrictions				0
Total net unfunded revolving and delayed draw term loan commitments				357,100
Investment, Identifier [Axis]: PushPay USA Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			32,005,200	4,584,900	[4],[5]
Investment, Identifier [Axis]: QBS Parent, Inc.
Total loan commitments			1,490,500
Less: funded commitments			0
Total net unfunded revolving loan commitments			1,490,500
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			1,490,500
Investment, Identifier [Axis]: QBS Parent, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			13,364,000
Investment, Identifier [Axis]: QualityTech, LP, First lien senior secured loan
Non-controlled/non-affiliate company investments			22,055,000
Investment, Identifier [Axis]: Qualtrics Acquireco, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			19,464,200
Investment, Identifier [Axis]: Quartz Holding Company, First lien senior secured loan
Non-controlled/non-affiliate company investments			7,116,900	6,500,000	[4],[5]
Investment, Identifier [Axis]: Quest Software US Holdings Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments	[4],[5]			1,515,600
Investment, Identifier [Axis]: Quick Quack Car Wash Holdings, LLC and KKR Game Changer Co-Invest Feeder II L.P.
Total loan commitments			16,344,100
Less: funded commitments			0
Total net unfunded revolving loan commitments			16,344,100
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			16,344,100
Investment, Identifier [Axis]: Quick Quack Car Wash Holdings, LLC and KKR Game Changer Co-Invest Feeder II L.P., First lien senior secured loan
Non-controlled/non-affiliate company investments			53,955,300
Investment, Identifier [Axis]: Quick Quack Car Wash Holdings, LLC and KKR Game Changer Co-Invest Feeder II L.P., Limited partnership interests
Non-controlled/non-affiliate company investments			12,506,900
Investment, Identifier [Axis]: Quikrete Holdings, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			9,465,200
Investment, Identifier [Axis]: Quintain Investments Holdings Limited
Total loan commitments			9,962,000
Less: funded commitments			0
Total net unfunded revolving loan commitments			9,962,000
Less: commitments substantially at discretion of the Fund			0
Total net unfunded revolving and delayed draw term loan commitments			9,962,000
Investment, Identifier [Axis]: Quintain Investments Holdings Limited, Private asset backed investment 1
Non-controlled/non-affiliate company investments			39,302,800
Investment, Identifier [Axis]: Quintain Investments Holdings Limited, Private asset backed investment 2
Non-controlled/non-affiliate company investments			0
Investment, Identifier [Axis]: R1 RCM Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments				1,178,900
Investment, Identifier [Axis]: RFS Opco LLC
Total loan commitments			7,500,000
Less: funded commitments			0
Total net unfunded revolving loan commitments			7,500,000
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			7,500,000
Investment, Identifier [Axis]: RFS Opco LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			42,393,800
Investment, Identifier [Axis]: RRAM 2022-21, Collaterized loan obligation
Non-controlled/non-affiliate company investments			9,613,200
Investment, Identifier [Axis]: RRAM 2024-30, Collaterized loan obligation
Non-controlled/non-affiliate company investments			6,411,200
Investment, Identifier [Axis]: RVRPK 2024-1, Collaterized loan obligation
Non-controlled/non-affiliate company investments			6,516,300
Investment, Identifier [Axis]: RWA Wealth Partners, LLC
Total loan commitments			7,610,000
Less: funded commitments			0
Total net unfunded revolving loan commitments			7,610,000
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			7,610,000
Investment, Identifier [Axis]: RWA Wealth Partners, LLC, First lien senior secured loan 1
Non-controlled/non-affiliate company investments			7,672,500
Investment, Identifier [Axis]: RWA Wealth Partners, LLC, First lien senior secured loan 2
Non-controlled/non-affiliate company investments			357,500
Investment, Identifier [Axis]: Radiant Intermediate Holding, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			789,700	869,200
Investment, Identifier [Axis]: Radnet Management, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			23,308,200	14,195,700
Investment, Identifier [Axis]: Ranpak Corp., First lien senior secured loan
Non-controlled/non-affiliate company investments			7,980,000
Investment, Identifier [Axis]: Raven Acquisition Holdings, LLC
Total loan commitments			7,993,500
Less: funded commitments			0
Total net unfunded revolving loan commitments			7,993,500
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			7,993,500
Investment, Identifier [Axis]: Raven Acquisition Holdings, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			48,200,000
Investment, Identifier [Axis]: Reagent Chemical amp; Research, LLC
Total loan commitments			8,783,800
Less: funded commitments			(416,400)
Total net unfunded revolving loan commitments			8,367,400
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			8,367,400
Investment, Identifier [Axis]: Reagent Chemical amp; Research, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			49,891,900
Investment, Identifier [Axis]: RealPage, Inc., First lien senior secured loan 1
Non-controlled/non-affiliate company investments			33,082,500	14,549,000	[4],[5]
Investment, Identifier [Axis]: RealPage, Inc., First lien senior secured loan 2
Non-controlled/non-affiliate company investments			18,873,200	10,535,000	[4],[5]
Investment, Identifier [Axis]: Recess Holdings, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			20,477,700
Investment, Identifier [Axis]: RegionalCare Hospital Partners Holdings, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			10,891,300
Investment, Identifier [Axis]: Resonetics, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			29,808,700
Investment, Identifier [Axis]: Restaurant Brands International Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments				11,995,700
Investment, Identifier [Axis]: Ring Container Technologies Group, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			3,074,100
Investment, Identifier [Axis]: Rocket Software, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			30,192,500
Investment, Identifier [Axis]: Royal Borrower, LLC and Royal Parent, LP
Total loan commitments			14,506,800
Less: funded commitments			(282,500)
Total net unfunded revolving loan commitments			14,224,300
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			14,224,300
Investment, Identifier [Axis]: Royal Borrower, LLC and Royal Parent, LP, Class A preferred units
Non-controlled/non-affiliate company investments			3,912,400
Investment, Identifier [Axis]: Royal Borrower, LLC and Royal Parent, LP, First lien senior secured loan
Non-controlled/non-affiliate company investments			18,326,000
Investment, Identifier [Axis]: Runway Bidco, LLC
Total loan commitments			699,800
Less: funded commitments			0
Total net unfunded revolving loan commitments			699,800
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			699,800
Investment, Identifier [Axis]: Runway Bidco, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			1,927,000
Investment, Identifier [Axis]: Ryan Specialty Group, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			23,803,800
Investment, Identifier [Axis]: SCIH Salt Holdings Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			50,173,300	10,359,900
Investment, Identifier [Axis]: SIG Parent Holdings, LLC
Total loan commitments			17,108,800
Less: funded commitments			0
Total net unfunded revolving loan commitments			17,108,800
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			17,108,800
Investment, Identifier [Axis]: SIG Parent Holdings, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			25,167,000
Investment, Identifier [Axis]: SIXST 2021-17, Collaterized loan obligation
Non-controlled/non-affiliate company investments			3,582,200
Investment, Identifier [Axis]: SIXST 2022-21, Collaterized loan obligation
Non-controlled/non-affiliate company investments			2,080,000
Investment, Identifier [Axis]: SIXST 2022-33, Collaterized loan obligation
Non-controlled/non-affiliate company investments			2,512,500
Investment, Identifier [Axis]: SIXST 2024-27, Collaterized loan obligation
Non-controlled/non-affiliate company investments			1,754,400
Investment, Identifier [Axis]: SPEAK 2024-11, Collaterized loan obligation
Non-controlled/non-affiliate company investments			3,891,600
Investment, Identifier [Axis]: SPX Flow, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			13,989,700
Investment, Identifier [Axis]: SRS Distribution Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments	[4]			1,875,400
Investment, Identifier [Axis]: STKPK 2022-1, Collaterized loan obligation
Non-controlled/non-affiliate company investments			3,448,000
Investment, Identifier [Axis]: SV Newco 2, Inc.
Total loan commitments			16,259,600
Less: funded commitments			(35,600)
Total net unfunded revolving loan commitments			16,224,000
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			16,224,000
Investment, Identifier [Axis]: SV Newco 2, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			16,218,900
Investment, Identifier [Axis]: SV Newco 2, Inc., First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			0
Investment, Identifier [Axis]: SYMP 2022-36, Collaterized loan obligation
Non-controlled/non-affiliate company investments			1,148,200
Investment, Identifier [Axis]: SYMP 2023-40 Collaterized loan obligation
Non-controlled/non-affiliate company investments			1,507,800
Investment, Identifier [Axis]: Safe Fleet Holdings LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments				2,786,800
Investment, Identifier [Axis]: Sandlot Action Sports, LLC, Common units
Non-controlled/non-affiliate company investments			25,000
Investment, Identifier [Axis]: Sapphire Software Buyer, Inc.
Total loan commitments			6,818,300
Less: funded commitments			0
Total net unfunded revolving loan commitments			6,818,300
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			6,818,300
Investment, Identifier [Axis]: Sapphire Software Buyer, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			46,861,100
Investment, Identifier [Axis]: Saturn Purchaser Corp., First lien senior secured loan
Non-controlled/non-affiliate company investments			7,678,700
Investment, Identifier [Axis]: Saturn Purchaser Corp., First lien senior secured loan 1
Non-controlled/non-affiliate company investments				534,900
Investment, Identifier [Axis]: Saturn Purchaser Corp., First lien senior secured loan 2
Non-controlled/non-affiliate company investments				7,726,400
Investment, Identifier [Axis]: Sedgwick Claims Management Services, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			50,634,800	8,095,900	[4],[5]
Investment, Identifier [Axis]: Select Medical Corporation, First lien senior secured loan
Non-controlled/non-affiliate company investments			5,511,400	5,558,200
Investment, Identifier [Axis]: Service Logic Acquisition, Inc. and MSHC, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			36,614,400
Investment, Identifier [Axis]: Service Logic Acquisition, Inc. and MSHC, Inc., First lien senior secured loan 1
Non-controlled/non-affiliate company investments				5,352,500
Investment, Identifier [Axis]: Service Logic Acquisition, Inc. and MSHC, Inc., First lien senior secured loan 2
Non-controlled/non-affiliate company investments				14,113,900
Investment, Identifier [Axis]: Severin Acquisition, LLC
Total loan commitments			38,323,200
Less: funded commitments			0
Total net unfunded revolving loan commitments			38,323,200
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			38,323,200
Investment, Identifier [Axis]: Severin Acquisition, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			111,190,000	10,494,600	[4],[5]
Investment, Identifier [Axis]: Sharp Midco LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			30,479,000
Investment, Identifier [Axis]: Sharp Midco LLC, First lien senior secured loan 1
Non-controlled/non-affiliate company investments				1,992,400
Investment, Identifier [Axis]: Sharp Midco LLC, First lien senior secured loan 2
Non-controlled/non-affiliate company investments				3,345,800
Investment, Identifier [Axis]: Signia Aerospace, LLC
Total loan commitments			2,153,800
Less: funded commitments			0
Total net unfunded revolving loan commitments			2,153,800
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			2,153,800
Investment, Identifier [Axis]: Signia Aerospace, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			25,797,800
Investment, Identifier [Axis]: Silk Holdings III Corp. and Silk Holdings I Corp.
Total loan commitments			5,940,600	1,000
Less: funded commitments			(3,300,300)	(600)
Total net unfunded revolving loan commitments			2,640,300	400
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			2,640,300	400
Investment, Identifier [Axis]: Silk Holdings III Corp. and Silk Holdings I Corp., Common stock
Non-controlled/non-affiliate company investments			263,300	187,700
Investment, Identifier [Axis]: Silk Holdings III Corp. and Silk Holdings I Corp., First lien senior secured loan
Non-controlled/non-affiliate company investments			38,753,100	14,924,000
Investment, Identifier [Axis]: Silk Holdings III Corp. and Silk Holdings I Corp., First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			3,300,300	600
Investment, Identifier [Axis]: Simon amp; Schuster, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments				11,600,400
Investment, Identifier [Axis]: Solar Bidco Limited
Total loan commitments			1,040,700	1,476,600
Less: funded commitments			0	0
Total net unfunded revolving loan commitments			1,040,700	1,476,600
Less: commitments substantially at discretion of the Fund			0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0	0
Total net unfunded revolving and delayed draw term loan commitments			1,040,700	1,476,600
Investment, Identifier [Axis]: Solar Bidco Limited, First lien senior secured loan
Non-controlled/non-affiliate company investments			3,589,700	665,500
Investment, Identifier [Axis]: Sophia, L.P., First lien senior secured loan
Non-controlled/non-affiliate company investments			15,289,900
Investment, Identifier [Axis]: Sophia, L.P., First lien senior secured loan 1
Non-controlled/non-affiliate company investments	[4],[5]			12,342,500
Investment, Identifier [Axis]: Sophia, L.P., First lien senior secured loan 2
Non-controlled/non-affiliate company investments	[4],[5]			914,700
Investment, Identifier [Axis]: Sophia, L.P., Second lien senior secured loan
Non-controlled/non-affiliate company investments			12,200,000
Investment, Identifier [Axis]: Sotera Health Holdings, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			5,800,600
Investment, Identifier [Axis]: Sotera Health Holdings, LLC, First lien senior secured loan 1
Non-controlled/non-affiliate company investments				2,983,100
Investment, Identifier [Axis]: Sotera Health Holdings, LLC, First lien senior secured loan 2
Non-controlled/non-affiliate company investments				6,489,100
Investment, Identifier [Axis]: South Field, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			9,905,500
Investment, Identifier [Axis]: South Florida Motorsports, LLC, Class A common interest
Non-controlled/non-affiliate company investments			4,139,800
Investment, Identifier [Axis]: Spaceship Purchaser, Inc.
Total loan commitments			35,017,200
Less: funded commitments			0
Total net unfunded revolving loan commitments			35,017,200
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			35,017,200
Investment, Identifier [Axis]: Spaceship Purchaser, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			103,232,200
Investment, Identifier [Axis]: Spark Purchaser, Inc.
Total loan commitments			2,702,700
Less: funded commitments			0
Total net unfunded revolving loan commitments			2,702,700
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			2,702,700
Investment, Identifier [Axis]: Spark Purchaser, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			17,254,100
Investment, Identifier [Axis]: Specialty Building Products Holdings, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			6,942,800	5,950,900	[4]
Investment, Identifier [Axis]: St Athena Global LLC and St Athena Global Holdings Limited
Total loan commitments			5,783,600
Less: funded commitments			(1,071,000)
Total net unfunded revolving loan commitments			4,712,600
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			4,712,600
Investment, Identifier [Axis]: St Athena Global LLC and St Athena Global Holdings Limited, First lien senior secured loan 1
Non-controlled/non-affiliate company investments			17,911,600
Investment, Identifier [Axis]: St Athena Global LLC and St Athena Global Holdings Limited, First lien senior secured loan 2
Non-controlled/non-affiliate company investments			31,637,900
Investment, Identifier [Axis]: St Athena Global LLC and St Athena Global Holdings Limited, First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			982,400
Investment, Identifier [Axis]: Star US Bidco LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			14,950,000	6,488,600	[4]
Investment, Identifier [Axis]: Station Casinos LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			5,269,000
Investment, Identifier [Axis]: Stepstone Group MidCo 2 GmbH, The, First lien senior secured loan
Non-controlled/non-affiliate company investments			13,825,000
Investment, Identifier [Axis]: Steward Partners Global Advisory, LLC and Steward Partners Investment Advisory, LLC
Total loan commitments			1,914,500	2,876,500
Less: funded commitments			0
Total net unfunded revolving loan commitments			1,914,500	2,876,500
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			1,914,500	2,876,500
Investment, Identifier [Axis]: Steward Partners Global Advisory, LLC and Steward Partners Investment Advisory, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			2,621,500	1,879,300
Investment, Identifier [Axis]: Steward Partners Global Advisory, LLC and Steward Partners Investment Advisory, LLC, First lien senior secured loan 2
Non-controlled/non-affiliate company investments			236,500
Investment, Identifier [Axis]: Sugar PPC Buyer LLC
Total loan commitments			5,314,400	5,434,800
Less: funded commitments			0
Total net unfunded revolving loan commitments			5,314,400	5,434,800
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			5,314,400	5,434,800
Investment, Identifier [Axis]: Sugar PPC Buyer LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			24,812,500	19,125,000
Investment, Identifier [Axis]: Summer (BC) Bidco B LLC, First lien senior secured loan 1
Non-controlled/non-affiliate company investments			1,964,600
Investment, Identifier [Axis]: Summer (BC) Bidco B LLC, First lien senior secured loan 2
Non-controlled/non-affiliate company investments			1,010,800
Investment, Identifier [Axis]: Summit Acquisition Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			9,045,000
Investment, Identifier [Axis]: Summit Materials, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments				4,012,500
Investment, Identifier [Axis]: Sunbit Receivables Trust IV
Total loan commitments			2,700,000	2,700,000
Less: funded commitments			(1,620,000)
Total net unfunded revolving loan commitments			1,080,000	2,700,000
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			1,080,000	2,700,000
Investment, Identifier [Axis]: Sunbit Receivables Trust IV, Private asset-backed investment
Non-controlled/non-affiliate company investments			1,620,000
Investment, Identifier [Axis]: Sunshine Luxembourg VII S.a r.l., First lien senior secured loan
Non-controlled/non-affiliate company investments				21,256,700
Investment, Identifier [Axis]: Sunvair Aerospace Group, Inc. and GB Helios Holdings, L.P.
Total loan commitments			38,101,900
Less: funded commitments			0
Total net unfunded revolving loan commitments			38,101,900
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			38,101,900
Investment, Identifier [Axis]: Sunvair Aerospace Group, Inc. and GB Helios Holdings, L.P., First lien senior secured loan
Non-controlled/non-affiliate company investments			32,285,800
Investment, Identifier [Axis]: Sunvair Aerospace Group, Inc. and GB Helios Holdings, L.P., Series A common units
Non-controlled/non-affiliate company investments			1,376,600
Investment, Identifier [Axis]: Superman Holdings, LLC
Total loan commitments			18,589,500
Less: funded commitments			0
Total net unfunded revolving loan commitments			18,589,500
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			18,589,500
Investment, Identifier [Axis]: Superman Holdings, LLC., First lien senior secured loan
Non-controlled/non-affiliate company investments			39,382,000
Investment, Identifier [Axis]: Supplying Demand, Inc.
Total loan commitments			18,643,700
Less: funded commitments			0
Total net unfunded revolving loan commitments			18,643,700
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			18,643,700
Investment, Identifier [Axis]: Surf Holdings S.a r.l., First lien senior secured loan
Non-controlled/non-affiliate company investments			16,505,600
Investment, Identifier [Axis]: Surgery Center Holdings, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			34,774,000	9,556,000	[5],[6]
Investment, Identifier [Axis]: Switch Master Holdco LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments				26,398,500
Investment, Identifier [Axis]: Switch Master Holdco LLC, Private asset backed investment 1
Non-controlled/non-affiliate company investments			20,052,000
Investment, Identifier [Axis]: Switch Master Holdco LLC, Private asset backed investment 2
Non-controlled/non-affiliate company investments			13,998,800
Investment, Identifier [Axis]: TCI Buyer LLC and TCI Holdings, LP
Total loan commitments			18,204,800
Less: funded commitments			0
Total net unfunded revolving loan commitments			18,204,800
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			18,204,800
Investment, Identifier [Axis]: TCI Buyer LLC and TCI Holdings, LP, Common stock
Non-controlled/non-affiliate company investments			1,694,000
Investment, Identifier [Axis]: TCI Buyer LLC and TCI Holdings, LP., First lien senior secured loan
Non-controlled/non-affiliate company investments			23,332,100
Investment, Identifier [Axis]: TCIFC 2023-2, Collaterized loan obligation
Non-controlled/non-affiliate company investments				2,520,300
Investment, Identifier [Axis]: TGG TS Acquisition Company, First lien senior secured loan
Non-controlled/non-affiliate company investments				2,817,800
Investment, Identifier [Axis]: THPT 2023-THL, Commercial mortgage-backed security
Non-controlled/non-affiliate company investments			5,021,500	5,009,600
Investment, Identifier [Axis]: TPG IX Cardiff CI II, L.P., Limited partnership interest
Non-controlled/non-affiliate company investments			4,814,000
Investment, Identifier [Axis]: TSS Buyer, LLC
Total loan commitments			1,748,800	2,956,600
Less: funded commitments			0
Total net unfunded revolving loan commitments			1,748,800	2,956,600
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			1,748,800	2,956,600
Investment, Identifier [Axis]: TSS Buyer, LLC ,First lien senior secured loan
Non-controlled/non-affiliate company investments			8,156,700
Investment, Identifier [Axis]: TSS Buyer, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments				6,776,500
Investment, Identifier [Axis]: Talen Energy Supply LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			3,508,800
Investment, Identifier [Axis]: Tempo Acquisition, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			12,918,600	5,005,300
Investment, Identifier [Axis]: Tenable Holdings, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			5,390,400	3,421,400	[4],[5]
Investment, Identifier [Axis]: Teneo Holdings LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			17,434,100
Investment, Identifier [Axis]: Terraform Power Operating, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments	[5]			8,306,000
Investment, Identifier [Axis]: Texas Debt Capital CLO 2024-II Ltd, Collaterized loan obligation
Non-controlled/non-affiliate company investments			4,119,200
Investment, Identifier [Axis]: The Edelman Financial Center, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			31,754,300
Investment, Identifier [Axis]: The Edelman Financial Center, LLC, Second lien senior secured loan
Non-controlled/non-affiliate company investments			52,861,200	32,958,800
Investment, Identifier [Axis]: The Hiller Companies, LLC
Total loan commitments			9,245,600
Less: funded commitments			(137,600)
Total net unfunded revolving loan commitments			9,108,000
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			9,108,000
Investment, Identifier [Axis]: The Hiller Companies, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			25,964,300
Investment, Identifier [Axis]: The Hiller Companies, LLC, First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			0
Investment, Identifier [Axis]: Thevelia (US) LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			9,519,100
Investment, Identifier [Axis]: Thunder Generation, First lien senior secured loan
Non-controlled/non-affiliate company investments			16,847,000
Investment, Identifier [Axis]: Tikehau Green Diamond II CFO Equity LP
Total loan commitments			2,448,100
Less: funded commitments			0
Total net unfunded revolving loan commitments			2,448,100
Less: commitments substantially at discretion of the Fund			0
Total net unfunded revolving and delayed draw term loan commitments			2,448,100
Investment, Identifier [Axis]: Tikehau Green Diamond II CFO Equity LP, Private asset backed investment
Non-controlled/non-affiliate company investments			2,836,000
Investment, Identifier [Axis]: Tikehau Ruby CLO Equity LP
Total loan commitments			357,200
Less: funded commitments			0
Total net unfunded revolving loan commitments			357,200
Less: commitments substantially at discretion of the Fund			0
Total net unfunded revolving and delayed draw term loan commitments			357,200
Investment, Identifier [Axis]: Tikehau Ruby CLO Equity LP, Private asset backed investment
Non-controlled/non-affiliate company investments			1,271,400
Investment, Identifier [Axis]: Tikehau Topaz LP
Total loan commitments			977,000
Less: funded commitments			0
Total net unfunded revolving loan commitments			977,000
Less: commitments substantially at discretion of the Fund			0
Total net unfunded revolving and delayed draw term loan commitments			977,000
Investment, Identifier [Axis]: Tikehau Topaz LP, Private asset backed investment
Non-controlled/non-affiliate company investments			2,247,700
Investment, Identifier [Axis]: Topco, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			25,051,300
Investment, Identifier [Axis]: Touchdown Acquirer Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			2,193,300
Investment, Identifier [Axis]: Trans Union LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			11,460,100
Investment, Identifier [Axis]: TransDigm Inc., First lien senior secured loan 1
Non-controlled/non-affiliate company investments			21,782,800	2,007,500	[4]
Investment, Identifier [Axis]: TransDigm Inc., First lien senior secured loan 2
Non-controlled/non-affiliate company investments			16,560,000	1,996,900	[4]
Investment, Identifier [Axis]: TransDigm Inc., First lien senior secured loan 3
Non-controlled/non-affiliate company investments			2,497,600	16,957,600	[4]
Investment, Identifier [Axis]: TransMontaigne Operating Company L.P., First lien senior secured loan
Non-controlled/non-affiliate company investments			17,684,500
Investment, Identifier [Axis]: Transit Technologies LLC
Total loan commitments			6,332,000
Less: funded commitments			0
Total net unfunded revolving loan commitments			6,332,000
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			6,332,000
Investment, Identifier [Axis]: Transit Technologies LLC., First lien senior secured loan
Non-controlled/non-affiliate company investments			10,838,200
Investment, Identifier [Axis]: Trident TPI Holdings, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			38,180,200
Investment, Identifier [Axis]: Trident TPI Holdings, Inc., First lien senior secured loan 1
Non-controlled/non-affiliate company investments				10,074,900
Investment, Identifier [Axis]: Trident TPI Holdings, Inc., First lien senior secured loan 2
Non-controlled/non-affiliate company investments				1,886,100
Investment, Identifier [Axis]: Trident TPI Holdings, Inc., First lien senior secured loan 3
Non-controlled/non-affiliate company investments				999,000
Investment, Identifier [Axis]: Trinity Capital Inc, Corporate bond
Non-controlled/non-affiliate company investments			29,461,200
Investment, Identifier [Axis]: Truck-Lite Co., LLC, Ecco Holdings Corp. and Clarience Technologies, LLC
Total loan commitments			7,531,400
Less: funded commitments			0
Total net unfunded revolving loan commitments			7,531,400
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			7,531,400
Investment, Identifier [Axis]: Truck-Lite Co., LLC, Ecco Holdings Corp. and Clarience Technologies, LLC, Class A common units
Non-controlled/non-affiliate company investments			2,767,700
Investment, Identifier [Axis]: Truck-Lite Co., LLC, Ecco Holdings Corp. and Clarience Technologies, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			34,571,400
Investment, Identifier [Axis]: Truist Insurance Holdings, LLC
Total loan commitments			4,792,200
Less: funded commitments			0
Total net unfunded revolving loan commitments			4,792,200
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			4,792,200
Investment, Identifier [Axis]: UP Intermediate II LLC and UPBW Blocker LLC
Total loan commitments			2,210,200
Less: funded commitments			(70,700)
Total net unfunded revolving loan commitments			2,139,500
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			2,139,500
Investment, Identifier [Axis]: UP Intermediate II LLC and UPBW Blocker LLC, Common units 1
Non-controlled/non-affiliate company investments			2,906,300
Investment, Identifier [Axis]: UP Intermediate II LLC and UPBW Blocker LLC, Common units 2
Non-controlled/non-affiliate company investments			188,300
Investment, Identifier [Axis]: UP Intermediate II LLC and UPBW Blocker LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			2,514,000
Investment, Identifier [Axis]: UP Intermediate II LLC and UPBW Blocker LLC, First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			0
Investment, Identifier [Axis]: USALCO, LLC
Total loan commitments			2,434,800
Less: funded commitments			0
Total net unfunded revolving loan commitments			2,434,800
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			2,434,800
Investment, Identifier [Axis]: USALCO, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			23,779,500
Investment, Identifier [Axis]: USI, Inc., First lien senior secured loan 1
Non-controlled/non-affiliate company investments			41,624,200	8,308,200
Investment, Identifier [Axis]: USI, Inc., First lien senior secured loan 2
Non-controlled/non-affiliate company investments			13,711,400	8,473,700
Investment, Identifier [Axis]: Ultra Clean Holdings, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			5,932,600
Investment, Identifier [Axis]: United Digestive MSO Parent, LLC and Koln Co-Invest Unblocked, LP
Total loan commitments			6,742,400	4,245,300
Less: funded commitments			(228,900)
Total net unfunded revolving loan commitments			6,513,500	4,245,300
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			6,513,500	4,245,300
Investment, Identifier [Axis]: United Digestive MSO Parent, LLC and Koln Co-Invest Unblocked, LP, Class A interests
Non-controlled/non-affiliate company investments			127,300	97,200	[5],[6]
Investment, Identifier [Axis]: United Digestive MSO Parent, LLC and Koln Co-Invest Unblocked, LP, First lien senior secured loan
Non-controlled/non-affiliate company investments			10,566,500	10,674,100	[5],[6]
Investment, Identifier [Axis]: United Digestive MSO Parent, LLC and Koln Co-Invest Unblocked, LP, First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			228,900
Investment, Identifier [Axis]: United Talent Agency LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			11,985,600
Investment, Identifier [Axis]: United Talent Agency, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments				9,430,900
Investment, Identifier [Axis]: University Support Services LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			34,032,800	3,975,700
Investment, Identifier [Axis]: UserZoom Technologies, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			628,100	628,100	[4],[5]
Investment, Identifier [Axis]: VOYA 2022-3, Collaterized loan obligation
Non-controlled/non-affiliate company investments			2,050,600	2,002,100
Investment, Identifier [Axis]: VOYA 2024-1, Collaterized loan obligation
Non-controlled/non-affiliate company investments			1,728,400
Investment, Identifier [Axis]: VS Buyer, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			7,608,700
Investment, Identifier [Axis]: Vantage Data Centers Europe S.a r.l.
Total loan commitments			1,659,600
Less: funded commitments			0
Total net unfunded revolving loan commitments			1,659,600
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			1,659,600
Investment, Identifier [Axis]: Vantage Data Centers Europe S.a r.l., Private asset backed investment
Non-controlled/non-affiliate company investments			1,995,600
Investment, Identifier [Axis]: Varsity Brands Holding Co., Inc., Hercules Achievement, Inc. and BCPE Hercules Holdings, LP, First lien senior secured loan
Non-controlled/non-affiliate company investments			71,066,200
Investment, Identifier [Axis]: Verde Purchaser LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			6,998,400
Investment, Identifier [Axis]: Verscend Holding Corp., First lien senior secured loan
Non-controlled/non-affiliate company investments				17,065,400
Investment, Identifier [Axis]: Vertex Service Partners, LLC and Vertex Service Partners Holdings, LLC
Total loan commitments			15,299,600	18,776,800
Less: funded commitments			(2,616,100)
Total net unfunded revolving loan commitments			12,683,500	18,776,800
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			12,683,500	18,776,800
Investment, Identifier [Axis]: Vertex Service Partners, LLC and Vertex Service Partners Holdings, LLC, Class B common units
Non-controlled/non-affiliate company investments			661,600	351,000
Investment, Identifier [Axis]: Vertex Service Partners, LLC and Vertex Service Partners Holdings, LLC, First lien senior secured loan 1
Non-controlled/non-affiliate company investments			31,424,200	15,032,000
Investment, Identifier [Axis]: Vertex Service Partners, LLC and Vertex Service Partners Holdings, LLC, First lien senior secured loan 2
Non-controlled/non-affiliate company investments			266,100
Investment, Identifier [Axis]: Vertex Service Partners, LLC and Vertex Service Partners Holdings, LLC, First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			2,616,100
Investment, Identifier [Axis]: Viant Medical Holdings, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			26,616,900	31,360,000	[5],[6]
Investment, Identifier [Axis]: Viant Medical Holdings, Inc., Second lien senior secured loan
Non-controlled/non-affiliate company investments	[5],[6]			38,700
Investment, Identifier [Axis]: Victors Purchaser, LLC and WP Victors Co-Investment, L.P.
Total loan commitments			18,651,000
Less: funded commitments			(1,012,600)
Total net unfunded revolving loan commitments			17,638,400
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			17,638,400
Investment, Identifier [Axis]: Victors Purchaser, LLC and WP Victors Co-Investment, L.P., First lien senior secured loan
Non-controlled/non-affiliate company investments			49,350,600
Investment, Identifier [Axis]: Victors Purchaser, LLC and WP Victors Co-Investment, L.P., First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			922,400
Investment, Identifier [Axis]: Victors Purchaser, LLC and WP Victors Co-Investment, L.P., Partnership units
Non-controlled/non-affiliate company investments			1,913,600
Investment, Identifier [Axis]: Victory Buyer LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			13,989,600
Investment, Identifier [Axis]: Viper Bidco, Inc.
Total loan commitments			4,259,300
Less: funded commitments			0
Total net unfunded revolving loan commitments			4,259,300
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			4,259,300
Investment, Identifier [Axis]: Viper Bidco, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			14,779,400
Investment, Identifier [Axis]: Viper Bidco, Inc., First lien senior secured loan 1
Non-controlled/non-affiliate company investments			8,547,700
Investment, Identifier [Axis]: Vobev, LLC and Vobev Holdings, LLC
Total loan commitments			604,500	166,900
Less: funded commitments			(800)	(700)
Total net unfunded revolving loan commitments			603,700	166,200
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			(603,500)
Total net unfunded revolving and delayed draw term loan commitments			200	166,200
Investment, Identifier [Axis]: Vobev, LLC and Vobev Holdings, LLC, First lien senior secured loan 1
Non-controlled/non-affiliate company investments			306,100	3,780,200
Investment, Identifier [Axis]: Vobev, LLC and Vobev Holdings, LLC, First lien senior secured loan 2
Non-controlled/non-affiliate company investments			2,310,800	634,100
Investment, Identifier [Axis]: Vobev, LLC and Vobev Holdings, LLC, First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			800	700
Investment, Identifier [Axis]: Vobev, LLC and Vobev Holdings, LLC, Warrant to purchase Class B units
Non-controlled/non-affiliate company investments				287,500
Investment, Identifier [Axis]: W.S. Connelly amp; Co., LLC and WSC Ultimate Holdings, LLC
Total loan commitments			22,325,900
Less: funded commitments			(7,238,700)
Total net unfunded revolving loan commitments			15,087,200
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			15,087,200
Investment, Identifier [Axis]: W.S. Connelly amp; Co., LLC and WSC Ultimate Holdings, LLC, Class A common units
Non-controlled/non-affiliate company investments			0
Investment, Identifier [Axis]: W.S. Connelly amp; Co., LLC and WSC Ultimate Holdings, LLC, Class A preferred units
Non-controlled/non-affiliate company investments			1,097,200
Investment, Identifier [Axis]: W.S. Connelly amp; Co., LLC and WSC Ultimate Holdings, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			22,736,900
Investment, Identifier [Axis]: W.S. Connelly amp; Co., LLC and WSC Ultimate Holdings, LLC, First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			7,039,300
Investment, Identifier [Axis]: WCI-BXC Purchaser, LLC and WCI-BXC Investment Holdings, L.P.
Total loan commitments			194,600	194,600
Less: funded commitments			0
Total net unfunded revolving loan commitments			194,600	194,600
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			194,600	194,600
Investment, Identifier [Axis]: WCI-BXC Purchaser, LLC and WCI-BXC Investment Holdings, L.P., First lien senior secured loan
Non-controlled/non-affiliate company investments			4,414,200	4,347,300
Investment, Identifier [Axis]: WCI-BXC Purchaser, LLC and WCI-BXC Investment Holdings, L.P., Limited partnership interest
Non-controlled/non-affiliate company investments				731,000
Investment, Identifier [Axis]: WCI-BXC Purchaser, LLC and WCI-BXC Investment Holdings, L.P., Limited partnership interests
Non-controlled/non-affiliate company investments			676,900
Investment, Identifier [Axis]: WEC US Holdings Ltd., First lien senior secured loan
Non-controlled/non-affiliate company investments			34,763,100
Investment, Identifier [Axis]: WILDPK 2024-1, Collaterized loan obligation
Non-controlled/non-affiliate company investments			1,142,600
Investment, Identifier [Axis]: WRE Sports Investments LLC
Total loan commitments			8,806,700
Less: funded commitments			0
Total net unfunded revolving loan commitments			8,806,700
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			8,806,700
Investment, Identifier [Axis]: WRE Sports Investments LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			33,393,300
Investment, Identifier [Axis]: Wand Newco 3, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			58,462,600	22,739,700
Investment, Identifier [Axis]: Watt Holdco Limited
Total loan commitments			606,800
Less: funded commitments			0
Total net unfunded revolving loan commitments			606,800
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			606,800
Investment, Identifier [Axis]: Watt Holdco Limited, First lien senior secured loan 1
Non-controlled/non-affiliate company investments			2,789,300
Investment, Identifier [Axis]: Watt Holdco Limited, First lien senior secured loan 2
Non-controlled/non-affiliate company investments			1,373,800
Investment, Identifier [Axis]: Waystar Technologies, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			13,301,700	10,894,700	[5],[6]
Investment, Identifier [Axis]: Wellington Bidco Inc. and Wellington TopCo LP
Total loan commitments			18,826,700
Less: funded commitments			(1,189,700)
Total net unfunded revolving loan commitments			17,637,000
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			17,637,000
Investment, Identifier [Axis]: Wellington Bidco Inc. and Wellington TopCo LP, Class A-2 preferred units
Non-controlled/non-affiliate company investments			2,188,100
Investment, Identifier [Axis]: Wellington Bidco Inc. and Wellington TopCo LP, First lien senior secured loan
Non-controlled/non-affiliate company investments			51,464,700
Investment, Identifier [Axis]: Wellington Bidco Inc. and Wellington TopCo LP, First lien senior secured revolving loan
Non-controlled/non-affiliate company investments			1,189,700
Investment, Identifier [Axis]: Wellington-Altus Financial Inc.
Total loan commitments			1,115,300
Less: funded commitments			0
Total net unfunded revolving loan commitments			1,115,300
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			1,115,300
Investment, Identifier [Axis]: Wellington-Altus Financial Inc. 1
Total loan commitments			2,768,100
Less: funded commitments			0
Total net unfunded revolving loan commitments			2,768,100
Less: commitments substantially at discretion of the Fund			0
Total net unfunded revolving and delayed draw term loan commitments			2,768,100
Investment, Identifier [Axis]: Wellington-Altus Financial Inc., Common stock
Non-controlled/non-affiliate company investments			1,631,400
Investment, Identifier [Axis]: Wellington-Altus Financial Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			782,700
Investment, Identifier [Axis]: Whatabrands LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			13,416,500	5,223,800
Investment, Identifier [Axis]: White Cap Supply Holdings, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			1,301,100
Investment, Identifier [Axis]: WideOpenWest Finance, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			3,389,600
Investment, Identifier [Axis]: William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), First lien senior secured loan
Non-controlled/non-affiliate company investments			39,695,200	19,061,100
Investment, Identifier [Axis]: Wilsonart LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments				13,423,800
Investment, Identifier [Axis]: World Insurance Associates, LLC and World Associates Holdings, LLC
Total loan commitments			7,927,600	25,000,000
Less: funded commitments			0
Total net unfunded revolving loan commitments			7,927,600	25,000,000
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			7,927,600	25,000,000
Investment, Identifier [Axis]: World Insurance Associates, LLC and World Associates Holdings, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			17,072,400
Investment, Identifier [Axis]: Worldwide Produce Acquisition, LLC and REP WWP Coinvest IV, L.P.
Total loan commitments			847,500	2,966,100
Less: funded commitments			(56,800)	(395,500)
Total net unfunded revolving loan commitments			790,700	2,570,600
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			790,700	2,570,600
Investment, Identifier [Axis]: Worldwide Produce Acquisition, LLC and REP WWP Coinvest IV, L.P. 1
Total loan commitments			5,600	5,600
Less: funded commitments			0
Total net unfunded revolving loan commitments			5,600	5,600
Less: commitments substantially at discretion of the Fund			0
Total net unfunded revolving and delayed draw term loan commitments			5,600	5,600
Investment, Identifier [Axis]: Worldwide Produce Acquisition, LLC and REP WWP Coinvest IV, L.P., Common units
Non-controlled/non-affiliate company investments			11,700	53,300
Investment, Identifier [Axis]: Worldwide Produce Acquisition, LLC and REP WWP Coinvest IV, L.P., First lien senior secured loan
Non-controlled/non-affiliate company investments			7,463,000	6,901,400
Investment, Identifier [Axis]: Worldwide Produce Acquisition, LLC and REP WWP Coinvest IV, L.P., First lien senior secured revolving loan
Non-controlled/non-affiliate company investments				387,000
Investment, Identifier [Axis]: Wrench Group LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			52,424,900
Investment, Identifier [Axis]: Xplor T1, LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			16,250,500
Investment, Identifier [Axis]: Zayo Group Holdings, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			23,282,300	2,568,100
Investment, Identifier [Axis]: Zelis Cost Management Buyer, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			5,965,800	10,625,700	[5],[6]
Investment, Identifier [Axis]: Zelis Payments Buyer, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			65,413,100
Investment, Identifier [Axis]: Zinc Buyer Corporation
Total loan commitments			19,265,600
Less: funded commitments			0
Total net unfunded revolving loan commitments			19,265,600
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw term loan commitments			19,265,600
Investment, Identifier [Axis]: Zinc Buyer Corporation, First lien senior secured loan
Non-controlled/non-affiliate company investments			50,771,600
Investment, Identifier [Axis]: ZocDoc, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			32,500,000
Investment, Identifier [Axis]: Zuffa Guarantor LLC, First lien senior secured loan
Non-controlled/non-affiliate company investments			30,129,600	10,974,300
Investment, Identifier [Axis]: Zuora, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			19,900,000
Investment, Identifier [Axis]: athenahealth Group Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			54,483,900	33,302,700
Investment, Identifier [Axis]: eResearch Technology, Inc., First lien senior secured loan
Non-controlled/non-affiliate company investments			73,444,300	29,847,700
Investment, Identifier [Axis]: eResearch Technology, Inc., Second lien senior secured loan
Non-controlled/non-affiliate company investments			8,904,500
Revolving and Delayed Draw Loan Commitments
Total loan commitments			1,669,133,300	337,829,000
Less: funded commitments			(112,499,300)	(3,019,500)
Total net unfunded revolving loan commitments			1,556,634,000	334,809,500
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			(603,500)
Total net unfunded revolving and delayed draw term loan commitments			1,556,030,500	334,809,500
Equity Investment Commitments
Total loan commitments			24,219,600	51,100
Less: funded commitments			(3,406,400)
Total net unfunded revolving loan commitments			20,813,200	51,100
Less: commitments substantially at discretion of the Fund			0
Total net unfunded revolving and delayed draw term loan commitments			$ 20,813,200	$ 51,100
Investments, at Fair Value, and Other Non-Qualifying Assets | Customer Concentration Risk | Non-Qualifying Assets
Composition, percent of fair value		26.00%	23.00%
Non-controlled affiliate company investments
Purchases (cost)			$ 80,696,400
Redemptions (cost)			85,200
Sales (cost)			0
Interest income			4,037,900
Dividend income			0
Other income			60,700
Net realized gains (losses)			1,000
Net unrealized gains (losses)			4,220,100
Non-controlled/non-affiliate company investments			$ 86,593,400

[1]	All investments are non-controlled, non-affiliated investments. Non-controlled, non-affiliated investments are defined as investments in which the Fund owns less than 5% of the portfolio company’s outstanding voting securities and does not have the power to exercise control over the management or policies of such portfolio company.
[2]	All investments are non-controlled, non-affiliated investments. Non-controlled, non-affiliated investments are defined as investments in which the Fund owns less than 5% of the portfolio company’s outstanding voting securities and does not have the power to exercise control over the management or policies of such portfolio company.
[3]	As of December 31, 2023, the estimated net unrealized gain for federal tax purposes was $20.8 million based on a tax cost basis of $2.6 billion. As of December 31, 2023, the estimated aggregate gross unrealized gain for federal income tax purposes was $24.3 million and the estimated aggregate gross unrealized loss for federal income tax purposes was $3.5 million.
[4]	This portfolio company is not a qualifying asset under Section 55(a) of the Investment Company Act. Under the Investment Company Act, the Fund may not acquire any non-qualifying asset unless, at the time such acquisition is made, qualifying assets represent at least 70% of the Fund’s total assets. Pursuant to Section 55(a) of the Investment Company Act, 26% of the Fund’s total assets are represented by investments at fair value and other assets that are considered “non-qualifying assets” as of December 31, 2023.
[5]	Loan includes interest rate floor feature.
[6]	These investments were valued using unobservable inputs and are considered Level 3 investments. See Note 8 for more information regarding the fair value of the Fund’s investments.
[7]	These investments were valued using unobservable inputs and are considered Level 3 investments. See Note 8 for more information regarding the fair value of the Fund’s investments.